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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios® Multi-Manager Value Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.3%
CONSUMER DISCRETIONARY 8.0%
Auto Components 0.3%
Autoliv, Inc.	19,797	$2,227,163
Johnson Controls, Inc.	11,319	575,118
Lear Corp.	16,548	1,802,408
TRW Automotive Holdings Corp. (a)	7,750	807,860
Total		5,412,549
Automobiles 1.1%
Daimler AG, Registered Shares	44,332	4,291,738
Ford Motor Co.	262,372	4,287,158
General Motors Co.	308,605	11,514,053
Total		20,092,949
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	1,042	1,027,808
Service Corp. International	53,334	1,325,350
Total		2,353,158
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	16,135	709,779
Hyatt Hotels Corp., Class A (a)	3,693	223,574
McDonald’s Corp.	116,605	11,532,235
MGM Resorts International (a)	116,996	2,542,323
Royal Caribbean Cruises Ltd.	36,895	2,819,516
Wendy’s Co. (The)	10,481	116,234
Total		17,943,661
Household Durables 1.1%
D.R. Horton, Inc.	54,249	1,481,540
Leggett & Platt, Inc.	257,913	11,618,981
Lennar Corp., Class A	27,362	1,373,846
Lennar Corp., Class B	1,697	68,355
Mohawk Industries, Inc. (a)	10,768	1,985,081
PulteGroup, Inc.	38,177	861,273
Toll Brothers, Inc. (a)	14,870	569,670
Whirlpool Corp.	5,200	1,102,140
Total		19,060,886
Internet & Catalog Retail 0.3%
Lands’ End, Inc. (a)	1,670	61,239
Liberty Interactive Corp., Class A (a)	124,253	3,669,191
Liberty TripAdvisor Holdings, Inc., Class A (a)	260	8,588
Liberty Ventures, Inc., Class A (a)	22,179	891,152
Total		4,630,170
Leisure Products 0.1%
Mattel, Inc.	76,869	2,023,192

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media 3.1%
Comcast Corp.	59,114	$3,484,475
Comcast Corp., Class A	306,757	18,215,231
Gannett Co., Inc.	17,511	619,889
Liberty Broadband Corp. Class A (a)	586	30,390
Liberty Broadband Corp. Class C (a)	1,683	87,617
Liberty Media Corp., Class A (a)	12,259	472,768
Liberty Media Corp., Class C (a)	24,891	960,793
Madison Square Garden Co. (The), Class A (a)	10,614	831,607
News Corp., Class A (a)	31,805	549,431
News Corp., Class B (a)	14,504	243,957
Pearson PLC	605,539	13,275,038
Regal Entertainment Group, Class A	265,570	6,278,075
Time Warner, Inc.	132,146	10,817,472
Total		55,866,743
Multiline Retail 0.5%
Dillard’s, Inc., Class A	10,044	1,307,327
Kohl’s Corp.	53,883	3,976,565
Target Corp.	45,847	3,522,425
Total		8,806,317
Specialty Retail 0.3%
Foot Locker, Inc.	36,923	2,073,965
GameStop Corp., Class A	14,272	527,636
Penske Automotive Group, Inc.	22,093	1,089,847
Staples, Inc.	84,144	1,410,674
Total		5,102,122
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.	13,692	1,458,609
TOTAL CONSUMER DISCRETIONARY		142,750,356
CONSUMER STAPLES 14.0%
Beverages 2.2%
Anheuser-Busch InBev NV	93,841	11,939,954
Coca-Cola Co. (The)	415,031	17,970,842
Molson Coors Brewing Co., Class B	13,364	1,014,194
PepsiCo, Inc.	83,855	8,299,968
Total		39,224,958
Food & Staples Retailing 1.5%
CVS Health Corp.	172,058	17,871,664
Safeway, Inc. Casa Ley CVR (b)	60,717	61,622
Safeway, Inc. PDC CVR (b)	60,717	2,963
SYSCO Corp.	107,410	4,187,916

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wesfarmers Ltd.	131,590	$4,503,307
Total		26,627,472
Food Products 2.2%
Archer-Daniels-Midland Co.	55,187	2,642,354
Bunge Ltd.	24,761	2,024,955
ConAgra Foods, Inc.	105,784	3,700,324
General Mills, Inc.	194,205	10,446,287
Ingredion, Inc.	19,294	1,586,160
JM Smucker Co. (The)	22,005	2,538,277
Kraft Foods Group, Inc.	69,588	4,457,807
Mondelez International, Inc., Class A	122,374	4,519,884
Pinnacle Foods, Inc.	2,721	98,772
TreeHouse Foods, Inc. (a)	1,000	83,560
Tyson Foods, Inc., Class A	69,985	2,891,080
Unilever PLC	116,125	5,138,155
Total		40,127,615
Household Products 2.4%
Energizer Holdings, Inc.	15,755	2,108,492
Procter & Gamble Co. (The)	486,262	41,395,484
Total		43,503,976
Tobacco 5.7%
Altria Group, Inc.	951,480	53,558,809
British American Tobacco PLC	179,681	10,491,292
Imperial Tobacco Group PLC	239,535	11,807,915
Lorillard, Inc.	206,473	14,126,883
Philip Morris International, Inc.	153,270	12,715,279
Total		102,700,178
TOTAL CONSUMER STAPLES		252,184,199
ENERGY 14.3%
Energy Equipment & Services 0.6%
Baker Hughes, Inc.	37,375	2,336,311
Helmerich & Payne, Inc.	26,960	1,807,938
National Oilwell Varco, Inc.	37,758	2,052,147
Noble Corp. PLC	63,763	1,061,016
Transocean Ltd.	60,489	975,688
Weatherford International PLC (a)	193,599	2,456,771
Total		10,689,871
Oil, Gas & Consumable Fuels 13.7%
Anadarko Petroleum Corp.	74,615	6,284,821
Apache Corp.	53,458	3,519,675
BP PLC, ADR	217,587	9,016,805
California Resources Corp. (a)	43,199	309,305

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc.	149,127	$2,573,130
Chesapeake Energy Corp.	139,842	2,332,565
Chevron Corp.	481,484	51,364,713
Cimarex Energy Co.	21,851	2,396,618
ConocoPhillips	552,659	36,033,367
Devon Energy Corp.	50,299	3,097,915
Exxon Mobil Corp.	263,463	23,327,014
Hess Corp.	38,224	2,869,858
HollyFrontier Corp.	47,840	2,104,482
Kinder Morgan, Inc.	100,548	4,123,473
Marathon Oil Corp.	87,645	2,441,790
Marathon Petroleum Corp.	39,477	4,145,085
Newfield Exploration Co. (a)	3,114	102,855
Occidental Petroleum Corp.	378,658	29,489,885
Phillips 66	29,273	2,296,760
QEP Resources, Inc.	45,111	968,984
Royal Dutch Shell PLC, Class A	655,652	21,439,007
Spectra Energy Corp.	191,268	6,788,101
Suncor Energy, Inc.	100,993	3,039,889
Tesoro Corp.	33,424	3,069,660
Total SA	196,130	10,586,584
Valero Energy Corp.	72,281	4,459,015
Whiting Petroleum Corp. (a)	20,025	677,446
Williams Companies, Inc. (The)	158,937	7,794,271
Total		246,653,073
TOTAL ENERGY		257,342,944
FINANCIALS 9.7%
Banks 4.7%
Bank of America Corp.	527,310	8,336,771
Bank of Montreal	89,461	5,543,004
BB&T Corp.	59,125	2,249,706
BOK Financial Corp.	5,990	353,410
CIT Group, Inc.	33,577	1,552,936
Citigroup, Inc.	146,604	7,684,982
Comerica, Inc.	15,342	702,357
Fifth Third Bancorp	113,741	2,202,026
Huntington Bancshares, Inc.	139,319	1,524,150
JPMorgan Chase & Co.	556,933	34,128,854
KeyCorp	75,208	1,047,648
M&T Bank Corp.	21,846	2,643,366
PNC Financial Services Group, Inc. (The)	44,630	4,104,175
Regions Financial Corp.	232,084	2,230,327
SunTrust Banks, Inc.	26,536	1,087,976
Wells Fargo & Co.	175,284	9,603,810

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Zions Bancorporation	27,834	$744,142
Total		85,739,640
Capital Markets 1.5%
Bank of New York Mellon Corp. (The)	72,819	2,850,136
BlackRock, Inc.	24,030	8,925,223
E*TRADE Financial Corp. (a)	34,069	886,986
Goldman Sachs Group, Inc. (The)	55,793	10,588,953
Legg Mason, Inc.	10,118	579,458
Morgan Stanley	61,376	2,196,647
State Street Corp.	9,206	685,387
Total		26,712,790
Consumer Finance 0.3%
Capital One Financial Corp.	71,544	5,631,228
Diversified Financial Services 0.2%
CME Group, Inc.	13,361	1,281,720
Intercontinental Exchange, Inc.	1,647	387,638
Leucadia National Corp.	30,575	725,545
NASDAQ OMX Group, Inc. (The)	14,055	704,999
Voya Financial, Inc.	3,911	172,827
Total		3,272,729
Insurance 2.9%
ACE Ltd.	18,523	2,111,807
Aflac, Inc.	52,664	3,278,334
Alleghany Corp. (a)	1,406	664,391
Allied World Assurance Co. Holdings AG	465	18,809
Allstate Corp. (The)	57,225	4,040,085
American Financial Group, Inc.	11,946	752,598
American International Group, Inc.	109,105	6,036,780
Arch Capital Group Ltd. (a)	11,201	662,651
Assurant, Inc.	12,198	747,371
Assured Guaranty Ltd.	20,153	534,458
Axis Capital Holdings Ltd.	9,588	496,946
Chubb Corp. (The)	16,284	1,635,728
Cincinnati Financial Corp.	19,347	1,020,748
CNA Financial Corp.	3,492	146,070
Everest Re Group Ltd.	8,464	1,501,768
FNF Group	3,956	145,264
Genworth Financial, Inc., Class A (a)	41,456	321,284
Hartford Financial Services Group, Inc. (The)	119,608	4,899,144
HCC Insurance Holdings, Inc.	16,809	939,287
Lincoln National Corp.	22,004	1,268,311

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Loews Corp.	21,165	$867,977
Markel Corp. (a)	1,172	873,656
MetLife, Inc.	40,163	2,041,485
Old Republic International Corp.	43,614	661,188
PartnerRe Ltd.	7,061	808,484
Principal Financial Group, Inc.	68,195	3,489,538
Prudential Financial, Inc.	19,333	1,563,073
Reinsurance Group of America, Inc.	4,895	437,172
RenaissanceRe Holdings Ltd.	7,450	763,848
Torchmark Corp.	6,038	321,524
Travelers Companies, Inc. (The)	45,804	4,921,182
Unum Group	43,810	1,470,264
Validus Holdings Ltd.	6,795	282,944
WR Berkley Corp.	33,984	1,696,141
XL Group PLC	23,721	858,700
Total		52,279,010
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp, Inc.	59,233	983,860
People’s United Financial, Inc.	26,655	403,290
Total		1,387,150
TOTAL FINANCIALS		175,022,547
HEALTH CARE 14.2%
Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	77,663	5,370,396
Boston Scientific Corp. (a)	103,448	1,748,271
CareFusion Corp. (a)	17,726	1,064,978
Hologic, Inc. (a)	47,476	1,537,273
Teleflex, Inc.	4,972	605,043
Total		10,325,961
Health Care Providers & Services 2.6%
Aetna, Inc.	48,878	4,865,805
Anthem, Inc.	35,031	5,130,290
Brookdale Senior Living, Inc. (a)	427	16,017
CIGNA Corp.	13,350	1,623,761
Community Health Systems, Inc. (a)	23,897	1,159,482
Express Scripts Holding Co. (a)	104,505	8,860,979
Humana, Inc.	39,232	6,448,956
Mednax, Inc. (a)	8,437	602,992
Omnicare, Inc.	20,889	1,603,022
Quest Diagnostics, Inc.	36,593	2,566,633
UnitedHealth Group, Inc.	126,662	14,392,603
Universal Health Services, Inc., Class B	3,138	355,692
Total		47,626,232

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	13,561	$572,410
Bio-Rad Laboratories, Inc., Class A (a)	800	101,744
Thermo Fisher Scientific, Inc.	36,200	4,706,000
Total		5,380,154
Pharmaceuticals 10.7%
AbbVie, Inc.	209,707	12,687,274
Actavis PLC (a)	7,112	2,072,152
Bristol-Myers Squibb Co.	212,047	12,917,903
Eli Lilly & Co.	75,105	5,270,118
GlaxoSmithKline PLC	119,857	2,852,412
Johnson & Johnson	361,304	37,037,273
Mallinckrodt PLC (a)	1,530	178,582
Merck & Co., Inc.	658,758	38,563,693
Novartis AG, ADR	72,666	7,440,999
Perrigo Co. PLC	1,300	200,811
Pfizer, Inc.	1,981,553	68,006,899
Sanofi	53,023	5,203,714
Total		192,431,830
TOTAL HEALTH CARE		255,764,177
INDUSTRIALS 7.9%
Aerospace & Defense 2.1%
B/E Aerospace, Inc. (a)	3,423	217,498
BAE Systems PLC	733,376	6,023,427
L-3 Communications Holdings, Inc.	22,751	2,944,662
Lockheed Martin Corp.	134,605	26,927,730
Precision Castparts Corp.	2,730	590,499
Textron, Inc.	14,507	642,805
Total		37,346,621
Air Freight & Logistics 0.4%
FedEx Corp.	38,512	6,815,854
Airlines 0.5%
Alaska Air Group, Inc.	1,914	121,826
Copa Holdings SA, Class A	31	3,530
JetBlue Airways Corp. (a)	10,549	181,337
Southwest Airlines Co.	189,320	8,186,197
Total		8,492,890
Building Products 0.1%
Owens Corning	29,621	1,174,769
Commercial Services & Supplies 0.8%
ADT Corp. (The)	28,388	1,113,377

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
KAR Auction Services, Inc.	34,933	$1,274,007
Republic Services, Inc.	90,608	3,707,679
RR Donnelley & Sons Co.	404,883	7,721,119
Waste Connections, Inc.	28,770	1,351,327
Total		15,167,509
Construction & Engineering 0.1%
AECOM (a)	7,195	216,282
Jacobs Engineering Group, Inc. (a)	17,671	783,532
Quanta Services, Inc. (a)	35,623	1,025,230
Total		2,025,044
Electrical Equipment 0.1%
Eaton Corp. PLC	28,675	2,036,212
Industrial Conglomerates 2.2%
Danaher Corp.	13,487	1,177,145
General Electric Co.	1,088,458	28,289,024
Siemens AG, Registered Shares	92,522	10,335,039
Total		39,801,208
Machinery 0.6%
AGCO Corp.	24,498	1,218,530
Ingersoll-Rand PLC	7,830	526,098
Joy Global, Inc.	25,674	1,137,872
Oshkosh Corp.	15,144	738,876
Pentair PLC	26,139	1,737,459
SPX Corp.	4,413	393,331
Stanley Black & Decker, Inc.	29,675	2,918,239
Timken Co. (The)	13,752	584,185
Trinity Industries, Inc.	39,298	1,321,199
Total		10,575,789
Marine —%
Kirby Corp. (a)	4,365	336,454
Professional Services 0.1%
Manpowergroup, Inc.	7,324	589,289
Nielsen NV	4,644	209,955
Towers Watson & Co.	886	116,509
Total		915,753
Road & Rail 0.9%
AMERCO (a)	78	25,492
Avis Budget Group, Inc. (a)	26,977	1,635,346
CSX Corp.	136,477	4,682,526
Genesee & Wyoming, Inc., Class A (a)	8,697	896,661
Hertz Global Holdings, Inc. (a)	112,975	2,606,333

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Kansas City Southern	950	$110,048
Norfolk Southern Corp.	41,793	4,562,124
Ryder System, Inc.	13,234	1,243,863
Union Pacific Corp.	5,144	618,617
Total		16,381,010
Trading Companies & Distributors —%
Air Lease Corp.	7,269	277,966
Veritiv Corp. (a)	1,015	51,410
Total		329,376
TOTAL INDUSTRIALS		141,398,489
INFORMATION TECHNOLOGY 12.3%
Communications Equipment 3.4%
Brocade Communications Systems, Inc.	74,473	922,721
Cisco Systems, Inc.	2,021,506	59,654,642
EchoStar Corp., Class A (a)	3,561	193,540
Juniper Networks, Inc.	42,357	1,012,756
Total		61,783,659
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc. (a)	25,349	1,570,624
Avnet, Inc.	23,078	1,057,203
Corning, Inc.	88,505	2,159,522
Ingram Micro, Inc., Class A (a)	25,858	638,951
Jabil Circuit, Inc.	21,924	481,671
Total		5,907,971
Internet Software & Services 0.1%
IAC/InterActiveCorp	7,456	502,683
Yahoo!, Inc. (a)	31,099	1,377,064
Total		1,879,747
IT Services 1.0%
Amdocs Ltd.	27,252	1,430,730
Computer Sciences Corp.	29,967	2,125,260
Fidelity National Information Services, Inc.	71,601	4,839,511
Paychex, Inc.	100,750	5,020,876
Xerox Corp.	309,778	4,228,470
Total		17,644,847
Semiconductors & Semiconductor Equipment 3.9%
Analog Devices, Inc.	71,814	4,203,992
First Solar, Inc. (a)	12,021	718,195
Intel Corp.	1,261,645	41,949,696
Lam Research Corp.	14,926	1,230,798

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group Ltd.	41,275	$665,353
Maxim Integrated Products, Inc.	84,164	2,894,821
Microchip Technology, Inc.	296,691	15,211,348
NVIDIA Corp.	95,372	2,103,906
ON Semiconductor Corp. (a)	5,946	75,811
Teradyne, Inc.	19,091	368,838
Total		69,422,758
Software 2.4%
Activision Blizzard, Inc.	122,188	2,849,424
CA, Inc.	50,445	1,640,472
Microsoft Corp.	867,205	38,026,939
Synopsys, Inc. (a)	15,424	715,828
Total		43,232,663
Technology Hardware, Storage & Peripherals 1.2%
EMC Corp.	258,902	7,492,624
Hewlett-Packard Co.	285,576	9,949,467
Seagate Technology PLC	52,182	3,189,364
Total		20,631,455
TOTAL INFORMATION TECHNOLOGY		220,503,100
MATERIALS 2.8%
Chemicals 1.1%
Albemarle Corp.	168	9,504
Ashland, Inc.	8,330	1,063,075
CF Industries Holdings, Inc.	14,421	4,416,143
Dow Chemical Co. (The)	46,609	2,295,027
Eastman Chemical Co.	8,495	632,538
LyondellBasell Industries NV, Class A	118,375	10,169,596
Mosaic Co. (The)	25,629	1,365,000
Total		19,950,883
Construction Materials 0.1%
Vulcan Materials Co.	19,213	1,594,679
Containers & Packaging 0.3%
Bemis Co., Inc.	25,902	1,264,018
MeadWestvaco Corp.	29,839	1,583,257
Rock-Tenn Co., Class A	36,118	2,479,140
Sonoco Products Co.	4,322	202,399
Total		5,528,814
Metals & Mining 1.1%
Alcoa, Inc.	196,577	2,907,374
BHP Billiton Ltd.	183,423	4,817,226
Freeport-McMoRan, Inc.	143,252	3,098,541

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Newmont Mining Corp.	39,019	$1,027,370
Nucor Corp.	107,760	5,067,953
Reliance Steel & Aluminum Co.	12,974	739,648
Rio Tinto PLC	49,299	2,429,441
Steel Dynamics, Inc.	37,238	678,476
TimkenSteel Corp.	3,973	119,428
Total		20,885,457
Paper & Forest Products 0.2%
International Paper Co.	53,134	2,997,289
TOTAL MATERIALS		50,957,122
TELECOMMUNICATION SERVICES 6.9%
Diversified Telecommunication Services 6.3%
AT&T, Inc.	1,502,500	51,926,400
BCE, Inc.	165,182	7,236,623
BCE, Inc.	146,217	6,399,114
CenturyLink, Inc.	503,043	19,045,208
Frontier Communications Corp.	251,510	2,007,050
Orange SA	349,772	6,380,022
Telstra Corp., Ltd.	1,303,564	6,479,343
Verizon Communications, Inc.	243,782	12,055,020
Windstream Holdings, Inc.	149,987	1,183,398
Total		112,712,178
Wireless Telecommunication Services 0.6%
Sprint Corp. (a)	92,759	474,926
T-Mobile USA, Inc. (a)	14,276	471,536
United States Cellular Corp. (a)	3,857	146,296
Vodafone Group PLC	953,336	3,302,738
Vodafone Group PLC, ADR	188,828	6,525,896
Total		10,921,392
TOTAL TELECOMMUNICATION SERVICES		123,633,570
UTILITIES 4.2%
Electric Utilities 1.7%
American Electric Power Co., Inc.	83,763	4,823,074
Duke Energy Corp.	131,782	10,351,476
PPL Corp.	187,485	6,393,238
Xcel Energy, Inc.	234,903	8,287,378
Total		29,855,166
Gas Utilities 0.1%
UGI Corp.	43,207	1,468,606

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp. (a)		36,503	$773,864
NRG Energy, Inc.		42,444	1,017,807
Total			1,791,671
Multi-Utilities 2.3%
Ameren Corp.		130,183	5,521,061
CMS Energy Corp.		63,945	2,246,388
DTE Energy Co.		31,454	2,580,171
National Grid PLC		620,402	8,491,927
PG&E Corp.		118,875	6,387,154
Public Service Enterprise Group, Inc.		128,352	5,398,485
SCANA Corp.		48,894	2,784,513
Sempra Energy		76,859	8,316,144
Total			41,725,843
TOTAL UTILITIES			74,841,286
Total Common Stocks (Cost: $1,518,124,312)			$1,694,397,790

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 4.7%
Deutsche Bank AG (c)
(linked to common stock of Delta Air Lines, Inc.)
04/02/15	8.760%	111,880	$5,000,253
(linked to common stock of Devon Energy)
04/02/15	6.000%	89,190	5,475,463
(linked to common stock of Gilead Sciences, Inc.)
05/15/15	10.200%	51,420	5,268,288
Goldman Sachs Group, Inc. (The) (c)
(linked to common stock of Apple, Inc.)
03/11/15	22.000%	265,370	31,642,984
(linked to common stock of SABMiller PLC)
05/26/15	9.650%	101,020	3,640,713
(linked to common stock of United Air Lines, Inc.)
04/07/15	13.300%	55,600	3,608,417
JPMorgan Chase & Co. (c)
(linked to common stock of Dow Chemical Co. (The))
05/19/15	6.460%	395,100	19,482,381
(linked to common stock of Phillips 66)
05/19/15	9.200%	61,940	4,865,387
Wells Fargo Bank NA (linked to common stock of KKR & Co. LP) (c)
05/18/15	13.760%	192,824	4,492,799
Total Equity-Linked Notes (Cost: $82,039,729)			$83,476,685

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.118% (d)(e)	51,214,947	$51,214,947
Total Money Market Funds (Cost: $51,214,947)		$51,214,947

Total Investments
(Cost: $1,651,378,988) (f)	$1,829,089,422(g)
Other Assets & Liabilities, Net	(31,600,269)
Net Assets	$1,797,489,153

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $64,585, which represents less than 0.01% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $83,476,685 or 4.64% of net assets.

(d)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,254,774	468,318,135	(439,357,962)	51,214,947	23,250	51,214,947

(f)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $1,651,379,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$217,164,000
Unrealized Depreciation	(39,454,000)
Net Unrealized Appreciation	$177,710,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated November 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	125,183,580	17,566,776	—	142,750,356
Consumer Staples	208,238,990	43,880,624	64,585	252,184,199
Energy	225,317,353	32,025,591	—	257,342,944
Financials	175,022,547	—	—	175,022,547
Health Care	247,708,051	8,056,126	—	255,764,177
Industrials	125,040,023	16,358,466	—	141,398,489
Information Technology	220,503,100	—	—	220,503,100
Materials	43,710,455	7,246,667	—	50,957,122
Telecommunication Services	107,471,466	16,162,104	—	123,633,570
Utilities	66,349,359	8,491,927	—	74,841,286
Total Equity Securities	1,544,544,924	149,788,281	64,585	1,694,397,790
Other
Equity-Linked Notes	—	83,476,685	—	83,476,685
Total Other	—	83,476,685	—	83,476,685
Mutual Funds
Money Market Funds	51,214,947	—	—	51,214,947
Total Mutual Funds	51,214,947	—	—	51,214,947
Total	1,595,759,871	233,264,966	64,585	1,829,089,422

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Absolute Return Emerging Markets Macro Fund

Fund liquidated on March 6, 2015

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 100.0%
Columbia Short-Term Cash Fund, 0.118% (a)(b)	72,715,023	$72,715,023
Total Money Market Funds (Cost: $72,715,023)		$72,715,023

Total Investments
(Cost: $72,715,023) (c)	$72,715,023(d)
Other Assets & Liabilities, Net	(21,401)
Net Assets	$72,693,622

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	49,891,427	100,491,365	(77,667,769)	72,715,023	35,124	72,715,023

(c)	Also represents the cost of securities for federal income tax purposes at February 28, 2015.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	72,715,023	—	—	72,715,023
Total Mutual Funds	72,715,023	—	—	72,715,023
Total	72,715,023	—	—	72,715,023

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Absolute Return Enhanced Multi-Strategy Fund

Fund liquidated on March 6, 2015

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 29.5%
CONSUMER DISCRETIONARY 5.5%
Hotels, Restaurants & Leisure 0.5%
Hilton Worldwide Holdings, Inc. (a)	16,730	$472,957
Internet & Catalog Retail 0.5%
Priceline Group, Inc. (The) (a)(b)	400	494,992
Media 2.4%
Cinemark Holdings, Inc. (b)	19,085	777,141
Comcast Corp., Class A (b)	15,005	890,997
DISH Network Corp., Class A (a)(b)	8,738	655,700
Total		2,323,838
Specialty Retail 0.6%
Cabela’s, Inc. (a)(b)	10,815	588,769
Textiles, Apparel & Luxury Goods 1.5%
Nike, Inc., Class B (b)	4,280	415,673
PVH Corp. (b)	4,430	471,928
VF Corp. (b)	7,035	539,303
Total		1,426,904
TOTAL CONSUMER DISCRETIONARY		5,307,460
CONSUMER STAPLES 1.9%
Beverages 0.7%
Dr. Pepper Snapple Group, Inc. (b)	8,530	672,079
Food Products 0.6%
Archer-Daniels-Midland Co. (b)	11,820	565,941
Personal Products 0.6%
Avon Products, Inc.	75,500	642,505
TOTAL CONSUMER STAPLES		1,880,525
ENERGY 2.1%
Energy Equipment & Services 0.5%
Halliburton Co. (b)	12,370	531,168
Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp. (b)	5,105	429,994
Cimarex Energy Co. (b)	3,835	420,623
ConocoPhillips (b)	4,310	281,012
EOG Resources, Inc. (b)	4,145	371,889
Total		1,503,518
TOTAL ENERGY		2,034,686

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 3.2%
Capital Markets 1.4%
Goldman Sachs Group, Inc. (The) (b)	4,150	$787,628
Invesco Ltd.	14,295	575,660
Total		1,363,288
Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate Equities, Inc. (b)	10,055	964,375
Duke Realty Corp. (b)	15,170	324,031
Total		1,288,406
Real Estate Management & Development 0.5%
St. Joe Co. (The) (a)	25,450	432,396
TOTAL FINANCIALS		3,084,090
HEALTH CARE 6.4%
Biotechnology 4.3%
ARIAD Pharmaceuticals, Inc. (a)(b)	44,490	361,704
Auspex Pharmaceuticals, Inc. (a)(b)	11,050	743,002
Bluebird Bio, Inc. (a)(b)	8,080	770,185
Clovis Oncology, Inc. (a)(b)	8,850	676,671
Dynavax Technologies Corp. (a)	26,190	460,944
Regulus Therapeutics, Inc. (a)	27,365	506,800
Vertex Pharmaceuticals, Inc. (a)(b)	5,195	620,439
Total		4,139,745
Health Care Equipment & Supplies 1.0%
Align Technology, Inc. (a)(b)	9,860	565,471
HeartWare International, Inc. (a)(b)	4,705	401,007
Total		966,478
Health Care Providers & Services 0.6%
Centene Corp. (a)	9,870	606,610
Pharmaceuticals 0.5%
Pernix Therapeutics Holdings, Inc. (a)	46,130	494,975
TOTAL HEALTH CARE		6,207,808
INDUSTRIALS 3.0%
Aerospace & Defense 0.8%
Lockheed Martin Corp. (b)	3,825	765,191
Airlines 0.6%
Alaska Air Group, Inc. (b)	9,470	602,766

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.8%
Rockwell Automation, Inc. (b)	6,270	$733,841
Machinery 0.3%
IDEX Corp. (b)	3,640	281,226
Road & Rail 0.5%
Norfolk Southern Corp. (b)	4,815	525,605
TOTAL INDUSTRIALS		2,908,629
INFORMATION TECHNOLOGY 7.1%
Internet Software & Services 1.1%
Google, Inc., Class C (a)(b)	1,435	801,304
HomeAway, Inc. (a)(b)	8,965	277,870
Total		1,079,174
Semiconductors & Semiconductor Equipment 1.3%
Applied Materials, Inc. (b)	25,255	632,638
Broadcom Corp., Class A (b)	6,755	305,529
Qorvo, Inc. (a)	3,923	272,256
Total		1,210,423
Software 4.1%
Activision Blizzard, Inc. (b)	33,855	789,499
Autodesk, Inc. (a)(b)	7,485	480,836
Check Point Software Technologies Ltd. (a)(b)	6,769	565,144
Electronic Arts, Inc. (a)	15,285	873,996
Fortinet, Inc. (a)(b)	10,860	365,005
Tableau Software, Inc., Class A (a)(b)	3,355	315,404
VMware, Inc., Class A (a)(b)	6,490	552,104
Total		3,941,988
Technology Hardware, Storage & Peripherals 0.6%
EMC Corp. (b)	20,730	599,926
TOTAL INFORMATION TECHNOLOGY		6,831,511
MATERIALS 0.3%
Chemicals 0.3%
Monsanto Co. (b)	2,395	288,430
TOTAL MATERIALS		288,430
Total Common Stocks (Cost: $24,491,490)		$28,543,139

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds —%
Metals —%
Patriot Coal Corp. (c)(d)(e)(f)
05/31/13	3.250%	$115,000	$—
Total Convertible Bonds (Cost: $114,072)			$—

	Shares	Value

Money Market Funds 72.8%
Columbia Short-Term Cash Fund, 0.118% (g)(h)	70,540,733	$70,540,733
Total Money Market Funds (Cost: $70,540,733)		$70,540,733
Total Investments
(Cost: $95,146,295) (i)		$99,083,872(j)

Issuer	Shares	Value

Investments Sold Short (29.2)%

Common Stocks (29.2)%
CONSUMER DISCRETIONARY (5.5)%
Hotels, Restaurants & Leisure (1.5)%
Cheesecake Factory, Inc. (The)	(8,260)	(392,515)
Choice Hotels International, Inc.	(8,200)	(520,454)
Panera Bread Co., Class A (a)	(3,270)	(527,876)
Total		(1,440,845)
Internet & Catalog Retail (0.3)%
Groupon, Inc. (a)	(37,225)	(304,500)
Media (1.1)%
Grupo Televisa SAB, ADR (a)	(7,883)	(268,968)
Regal Entertainment Group, Class A	(33,690)	(796,432)
Total		(1,065,400)
Multiline Retail (0.5)%
Target Corp.	(5,855)	(449,840)
Specialty Retail (1.2)%
Dick’s Sporting Goods, Inc.	(11,045)	(597,424)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	(4,355)	(613,010)
Total		(1,210,434)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (0.9)%
Coach, Inc.	(20,210)	$(880,145)
TOTAL CONSUMER DISCRETIONARY		(5,351,164)
CONSUMER STAPLES (2.0)%
Food & Staples Retailing (0.7)%
Sprouts Farmers Market, Inc. (a)	(19,070)	(701,967)
Household Products (1.3)%
Clorox Co. (The)	(5,640)	(612,730)
Colgate-Palmolive Co.	(8,415)	(595,950)
Total		(1,208,680)
TOTAL CONSUMER STAPLES		(1,910,647)
ENERGY (2.0)%
Energy Equipment & Services (1.3)%
Rowan Companies PLC, Class A	(18,995)	(410,482)
SEACOR Holdings, Inc. (a)	(7,125)	(516,634)
Tidewater, Inc.	(13,380)	(377,316)
Total		(1,304,432)
Oil, Gas & Consumable Fuels (0.7)%
Bill Barrett Corp. (a)	(23,405)	(234,986)
Pioneer Natural Resources Co.	(2,765)	(421,718)
Total		(656,704)
TOTAL ENERGY		(1,961,136)
FINANCIALS (3.1)%
Banks (0.5)%
Westamerica Bancorporation	(11,600)	(499,612)
Capital Markets (0.3)%
SEI Investments Co.	(7,510)	(323,231)
Insurance (1.2)%
Progressive Corp. (The)	(21,175)	(564,314)
Travelers Companies, Inc. (The)	(2,815)	(302,443)
WR Berkley Corp.	(5,755)	(287,232)
Total		(1,153,989)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (1.1)%
American Homes 4 Rent, Class A	(24,740)	$(412,911)
Healthcare Realty Trust, Inc.	(21,630)	(617,320)
Total		(1,030,231)
TOTAL FINANCIALS		(3,007,063)
HEALTH CARE (6.3)%
Biotechnology (3.1)%
Agios Pharmaceuticals, Inc. (a)	(5,415)	(580,921)
Alexion Pharmaceuticals, Inc. (a)	(3,035)	(547,423)
Ironwood Pharmaceuticals, Inc. (a)	(45,090)	(696,641)
Regeneron Pharmaceuticals, Inc. (a)	(1,800)	(744,912)
Synageva Biopharma Corp. (a)	(4,010)	(395,907)
Total		(2,965,804)
Health Care Equipment & Supplies (1.5)%
Baxter International, Inc.	(12,165)	(841,210)
Varian Medical Systems, Inc. (a)	(6,680)	(621,039)
Total		(1,462,249)
Health Care Providers & Services (1.1)%
WellCare Health Plans, Inc. (a)	(11,285)	(1,024,791)
Pharmaceuticals (0.6)%
Eli Lilly & Co.	(8,400)	(589,428)
TOTAL HEALTH CARE		(6,042,272)
INDUSTRIALS (3.1)%
Air Freight & Logistics (0.7)%
Expeditors International of Washington, Inc.	(12,740)	(615,342)
Building Products (0.8)%
Armstrong World Industries, Inc. (a)	(14,010)	(782,178)
Commercial Services & Supplies (0.4)%
Stericycle, Inc. (a)	(3,055)	(412,334)
Machinery (0.6)%
PACCAR, Inc.	(8,902)	(570,173)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (0.6)%
Fastenal Co.	(14,455)	$(600,605)
TOTAL INDUSTRIALS		(2,980,632)
INFORMATION TECHNOLOGY (6.9)%
Electronic Equipment, Instruments & Components (0.7)%
Dolby Laboratories, Inc., Class A	(16,520)	(668,564)
Internet Software & Services (1.9)%
AOL, Inc. (a)	(6,460)	(261,888)
LinkedIn Corp., Class A (a)	(1,310)	(350,032)
Twitter, Inc. (a)	(11,335)	(544,987)
Yelp, Inc. (a)	(13,490)	(647,520)
Total		(1,804,427)
IT Services (0.7)%
Xerox Corp.	(51,810)	(707,207)
Semiconductors & Semiconductor Equipment (1.1)%
Analog Devices, Inc.	(10,040)	(587,742)
Silicon Laboratories, Inc. (a)	(9,755)	(493,993)
Total		(1,081,735)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (1.5)%
QLIK Technologies, Inc. (a)	(10,130)	$(328,617)
SAP SE, ADR	(12,075)	(847,544)
Zynga, Inc., Class A (a)	(107,245)	(246,664)
Total		(1,422,825)
Technology Hardware, Storage & Peripherals (1.0)%
Diebold, Inc.	(15,060)	(537,642)
Lexmark International, Inc., Class A	(11,131)	(474,848)
Total		(1,012,490)
TOTAL INFORMATION TECHNOLOGY		(6,697,248)
MATERIALS (0.3)%
Chemicals (0.3)%
Air Products & Chemicals, Inc.	(2,050)	(320,087)
TOTAL MATERIALS		(320,087)
Total Common Stocks (Proceeds: $26,103,319)		$(28,270,249)
Total Investments Sold Short (Proceeds: $26,103,319)		$(28,270,249)
Total Investments, Net of Investments Sold Short		70,813,623
Other Assets & Liabilities, Net		26,018,565
Net Assets		$96,832,188

Investments in Derivatives Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $2,111,029 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI	77	JPY	9,520,644	03/2015	37,572	—
3MO EUROYEN (TFX)	17	JPY	3,547,618	09/2015	—	(158)
AUST 10YR BOND	63	AUD	6,479,844	03/2015	91,400	—
HANG SENG INDEX	16	HKD	2,557,467	03/2015	8,105	—
MSCI SING IX ETS	107	SGD	5,998,312	03/2015	—	(53,060)
SPI 200	9	AUD	1,039,770	03/2015	53,111	—
TOPIX INDEX	10	JPY	1,275,235	03/2015	60,374	—
Total			30,418,890		250,562	(53,218)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10YR MINI JGB	(38)	JPY	(4,698,499)	03/2015	—	(22,012)
3MO EUROYEN (TFX)	(13)	JPY	(2,712,884)	09/2015	—	(311)
Total			(7,411,383)		—	(22,323)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	This security, or a portion of this security, was pledged as collateral for securities sold short. At February 28, 2015, total securities pledged was $356,512.
(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2015 was $0, which represents less than 0.00% of net assets.  Information concerning such security holdings at February 28, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Patriot Coal Corp.	05-16-2011 - 11-22-2011	114,072
05/31/2013 3.25%

(d)	Negligible market value.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $0, which represents less than 0.00% of net assets.

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2015, the value of these securities amounted to $0, which represents less than 0.00% of net assets.

(g)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,850,299	103,890,503	(116,200,069)	70,540,733	56,943	70,540,733

(i)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $95,146,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,494,000
Unrealized Depreciation	(556,000)
Net Unrealized Appreciation	$3,938,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,307,460	—	—	5,307,460
Consumer Staples	1,880,525	—	—	1,880,525
Energy	2,034,686	—	—	2,034,686
Financials	3,084,090	—	—	3,084,090
Health Care	6,207,808	—	—	6,207,808
Industrials	2,908,629	—	—	2,908,629
Information Technology	6,831,511	—	—	6,831,511
Materials	288,430	—	—	288,430
Common Stocks - Investments Sold Short
Consumer Discretionary	(5,351,164)	—	—	(5,351,164)
Consumer Staples	(1,910,647)	—	—	(1,910,647)
Energy	(1,961,136)	—	—	(1,961,136)
Financials	(3,007,063)	—	—	(3,007,063)
Health Care	(6,042,272)	—	—	(6,042,272)
Industrials	(2,980,632)	—	—	(2,980,632)
Information Technology	(6,697,248)	—	—	(6,697,248)
Materials	(320,087)	—	—	(320,087)
Total Equity Securities	272,890	—	—	272,890
Mutual Funds
Money Market Funds	70,540,733	—	—	70,540,733
Total Mutual Funds	70,540,733	—	—	70,540,733
Investments in Securities	70,813,623	—	—	70,813,623
Derivatives
Assets
Futures Contracts	250,562	—	—	250,562
Liabilities
Futures Contracts	(75,541)	—	—	(75,541)
Total	70,988,644	—	—	70,988,644

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Absolute Return Multi-Strategy Fund

Fund liquidated on March 6, 2015

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 39.8%
CONSUMER DISCRETIONARY 7.4%
Hotels, Restaurants & Leisure 0.7%
Hilton Worldwide Holdings, Inc. (a)(b)	3,036	$85,828
Internet & Catalog Retail 0.7%
Priceline Group, Inc. (The) (a)(b)	71	87,861
Media 3.2%
Cinemark Holdings, Inc. (b)	3,348	136,330
Comcast Corp., Class A (b)	2,699	160,267
DISH Network Corp., Class A (a)(b)	1,596	119,764
Total		416,361
Specialty Retail 0.8%
Cabela’s, Inc. (a)(b)	1,969	107,192
Textiles, Apparel & Luxury Goods 2.0%
Nike, Inc., Class B (b)	749	72,743
PVH Corp. (b)	808	86,076
VF Corp. (b)	1,235	94,675
Total		253,494
TOTAL CONSUMER DISCRETIONARY		950,736
CONSUMER STAPLES 2.6%
Beverages 0.9%
Dr. Pepper Snapple Group, Inc. (b)	1,553	122,361
Food Products 0.8%
Archer-Daniels-Midland Co. (b)	2,154	103,133
Personal Products 0.9%
Avon Products, Inc. (b)	13,237	112,647
TOTAL CONSUMER STAPLES		338,141
ENERGY 2.9%
Energy Equipment & Services 0.8%
Halliburton Co. (b)	2,257	96,916
Oil, Gas & Consumable Fuels 2.1%
Anadarko Petroleum Corp. (b)	933	78,586
Cimarex Energy Co. (b)	697	76,447
ConocoPhillips (b)	775	50,530

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. (b)	730	$65,496
Total		271,059
TOTAL ENERGY		367,975
FINANCIALS 4.3%
Capital Markets 1.9%
Goldman Sachs Group, Inc. (The) (b)	727	137,978
Invesco Ltd. (b)	2,597	104,581
Total		242,559
Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc. (b)	1,830	175,515
Duke Realty Corp. (b)	2,758	58,911
Total		234,426
Real Estate Management & Development 0.6%
St. Joe Co. (The) (a)(b)	4,463	75,826
TOTAL FINANCIALS		552,811
HEALTH CARE 8.7%
Biotechnology 5.8%
ARIAD Pharmaceuticals, Inc. (a)(b)	8,113	65,959
Auspex Pharmaceuticals, Inc. (a)	1,994	134,077
Bluebird Bio, Inc. (a)(b)	1,453	138,500
Clovis Oncology, Inc. (a)(b)	1,570	120,042
Dynavax Technologies Corp. (a)(b)	4,722	83,107
Regulus Therapeutics, Inc. (a)(b)	4,922	91,155
Vertex Pharmaceuticals, Inc. (a)(b)	934	111,548
Total		744,388
Health Care Equipment & Supplies 1.4%
Align Technology, Inc. (a)	1,777	101,911
HeartWare International, Inc. (a)(b)	861	73,383
Total		175,294
Health Care Providers & Services 0.8%
Centene Corp. (a)	1,735	106,633
Pharmaceuticals 0.7%
Pernix Therapeutics Holdings, Inc. (a)(b)	8,299	89,048
TOTAL HEALTH CARE		1,115,363

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 4.0%
Aerospace & Defense 1.1%
Lockheed Martin Corp. (b)	670	$134,033
Airlines 0.8%
Alaska Air Group, Inc. (b)	1,663	105,850
Electrical Equipment 1.0%
Rockwell Automation, Inc. (b)	1,141	133,543
Machinery 0.4%
IDEX Corp. (b)	660	50,992
Road & Rail 0.7%
Norfolk Southern Corp. (b)	844	92,131
TOTAL INDUSTRIALS		516,549
INFORMATION TECHNOLOGY 9.5%
Internet Software & Services 1.5%
Google, Inc., Class C (a)(b)	253	141,275
HomeAway, Inc. (a)(b)	1,621	50,243
Total		191,518
Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc. (b)	4,555	114,103
Broadcom Corp., Class A (b)	1,232	55,723
Qorvo, Inc. (a)	686	47,609
Total		217,435
Software 5.5%
Activision Blizzard, Inc.	6,150	143,418
Autodesk, Inc. (a)(b)	1,367	87,816
Check Point Software Technologies Ltd. (a)(b)	1,235	103,110
Electronic Arts, Inc. (a)(b)	2,785	159,246
Fortinet, Inc. (a)(b)	1,980	66,548
Tableau Software, Inc., Class A (a)(b)	611	57,440
VMware, Inc., Class A (a)(b)	1,140	96,980
Total		714,558
Technology Hardware, Storage & Peripherals 0.8%
EMC Corp. (b)	3,632	105,110
TOTAL INFORMATION TECHNOLOGY		1,228,621

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 0.4%
Chemicals 0.4%
Monsanto Co. (b)	433	$52,146
TOTAL MATERIALS		52,146
Total Common Stocks (Cost: $4,325,161)		$5,122,342

	Shares	Value

Money Market Funds 70.9%
Columbia Short-Term Cash Fund, 0.118% (c)(d)	9,125,707	9,125,707
Total Money Market Funds (Cost: $9,125,707)		$9,125,707
Total Investments
(Cost: $13,450,868) (e)		$14,248,049(f)

Issuer	Shares	Value

Investments Sold Short (39.4)%

Common Stocks (39.4)%
CONSUMER DISCRETIONARY (7.4)%
Hotels, Restaurants & Leisure (2.0)%
Cheesecake Factory, Inc. (The)	(1,454)	(69,094)
Choice Hotels International, Inc.	(1,500)	(95,205)
Panera Bread Co., Class A (a)	(595)	(96,051)
Total		(260,350)
Internet & Catalog Retail (0.4)%
Groupon, Inc. (a)	(6,756)	(55,264)
Media (1.5)%
Grupo Televisa SAB, ADR (a)	(1,441)	(49,167)
Regal Entertainment Group, Class A	(5,909)	(139,689)
Total		(188,856)
Multiline Retail (0.6)%
Target Corp.	(1,028)	(78,981)
Specialty Retail (1.7)%
Dick’s Sporting Goods, Inc.	(1,937)	(104,772)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	(765)	(107,682)
Total		(212,454)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (1.2)%
Coach, Inc.	(3,646)	$(158,783)
TOTAL CONSUMER DISCRETIONARY		(954,688)
CONSUMER STAPLES (2.6)%
Food & Staples Retailing (1.0)%
Sprouts Farmers Market, Inc. (a)	(3,474)	(127,878)
Household Products (1.6)%
Clorox Co. (The)	(992)	(107,771)
Colgate-Palmolive Co.	(1,476)	(104,530)
Total		(212,301)
TOTAL CONSUMER STAPLES		(340,179)
ENERGY (2.8)%
Energy Equipment & Services (1.9)%
Rowan Companies PLC, Class A	(3,472)	(75,030)
SEACOR Holdings, Inc. (a)	(1,299)	(94,190)
Tidewater, Inc.	(2,443)	(68,893)
Total		(238,113)
Oil, Gas & Consumable Fuels (0.9)%
Bill Barrett Corp. (a)	(4,275)	(42,921)
Pioneer Natural Resources Co.	(504)	(76,870)
Total		(119,791)
TOTAL ENERGY		(357,904)
FINANCIALS (4.3)%
Banks (0.7)%
Westamerica Bancorporation	(2,120)	(91,308)
Capital Markets (0.5)%
SEI Investments Co.	(1,370)	(58,965)
Insurance (1.6)%
Progressive Corp. (The)	(3,865)	(103,002)
Travelers Companies, Inc. (The)	(513)	(55,117)
WR Berkley Corp.	(1,049)	(52,356)
Total		(210,475)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (1.5)%
American Homes 4 Rent, Class A	(4,495)	$(75,021)
Healthcare Realty Trust, Inc.	(3,935)	(112,305)
Total		(187,326)
TOTAL FINANCIALS		(548,074)
HEALTH CARE (8.4)%
Biotechnology (4.2)%
Agios Pharmaceuticals, Inc. (a)	(983)	(105,456)
Alexion Pharmaceuticals, Inc. (a)	(532)	(95,957)
Ironwood Pharmaceuticals, Inc. (a)	(8,209)	(126,829)
Regeneron Pharmaceuticals, Inc. (a)	(329)	(136,153)
Synageva Biopharma Corp. (a)	(732)	(72,271)
Total		(536,666)
Health Care Equipment & Supplies (2.0)%
Baxter International, Inc.	(2,138)	(147,843)
Varian Medical Systems, Inc. (a)	(1,217)	(113,144)
Total		(260,987)
Health Care Providers & Services (1.4)%
WellCare Health Plans, Inc. (a)	(1,983)	(180,076)
Pharmaceuticals (0.8)%
Eli Lilly & Co.	(1,481)	(103,922)
TOTAL HEALTH CARE		(1,081,651)
INDUSTRIALS (4.1)%
Air Freight & Logistics (0.9)%
Expeditors International of Washington, Inc.	(2,299)	(111,042)
Building Products (1.1)%
Armstrong World Industries, Inc. (a)	(2,529)	(141,194)
Commercial Services & Supplies (0.5)%
Stericycle, Inc. (a)	(535)	(72,209)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (0.8)%
PACCAR, Inc.	(1,619)	$(103,697)
Trading Companies & Distributors (0.8)%
Fastenal Co.	(2,540)	(105,537)
TOTAL INDUSTRIALS		(533,679)
INFORMATION TECHNOLOGY (9.3)%
Electronic Equipment, Instruments & Components (0.9)%
Dolby Laboratories, Inc., Class A	(2,897)	(117,242)
Internet Software & Services (2.5)%
AOL, Inc. (a)	(1,180)	(47,838)
LinkedIn Corp., Class A (a)	(231)	(61,723)
Twitter, Inc. (a)	(1,990)	(95,679)
Yelp, Inc. (a)	(2,362)	(113,376)
Total		(318,616)
IT Services (1.0)%
Xerox Corp.	(9,443)	(128,897)
Semiconductors & Semiconductor Equipment (1.5)%
Analog Devices, Inc.	(1,807)	(105,782)
Silicon Laboratories, Inc. (a)	(1,710)	(86,594)
Total		(192,376)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (2.0)%
QLIK Technologies, Inc. (a)	(1,777)	$(57,646)
SAP SE, ADR	(2,172)	(152,453)
Zynga, Inc., Class A (a)	(19,455)	(44,746)
Total		(254,845)
Technology Hardware, Storage & Peripherals (1.4)%
Diebold, Inc.	(2,745)	(97,996)
Lexmark International, Inc., Class A	(2,030)	(86,600)
Total		(184,596)
TOTAL INFORMATION TECHNOLOGY		(1,196,572)
MATERIALS (0.5)%
Chemicals (0.5)%
Air Products & Chemicals, Inc.	(371)	(57,928)
TOTAL MATERIALS		(57,928)
Total Common Stocks (Proceeds: $4,875,015)		$(5,070,675)
Total Investments Sold Short (Proceeds: $4,875,015)		$(5,070,675)
Total Investments, Net of Investments Sold Short		9,177,374
Other Assets & Liabilities, Net		3,692,747
Net Assets		$12,870,121

Investments in Derivatives Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $253,851 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI	25	JPY	3,091,118	03/2015	3,201	—
AUST 10YR BOND	8	AUD	822,837	03/2015	19,892	—
HANG SENG INDEX	2	HKD	319,684	03/2015	1,013	—
MSCI SING IX ETS	7	SGD	392,413	03/2015	—	(3,428)
SPI 200	1	AUD	115,530	03/2015	10,320	—
TOPIX INDEX	1	JPY	127,524	03/2015	8,272	—
3MO EUROYEN (TFX)	6	JPY	1,252,100	09/2015	—	(50)
Total			6,121,206		42,698	(3,478)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI	(2)	JPY	(247,290)	03/2015	—	(1,435)
3MO EUROYEN (TFX)	(1)	JPY	(208,683)	09/2015	—	(24)
Total			(455,973)		—	(1,459)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	This security, or a portion of this security, was pledged as collateral for securities sold short. At February 28, 2015, total securities pledged was $5,524,623.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,915,448	91,009,529	(140,799,270)	9,125,707	21,282	9,125,707

(e)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $13,451,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$933,000
Unrealized Depreciation	(136,000)
Net Unrealized Appreciation	$797,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	950,736	—	—	950,736
Consumer Staples	338,141	—	—	338,141
Energy	367,975	—	—	367,975
Financials	552,811	—	—	552,811
Health Care	1,115,363	—	—	1,115,363
Industrials	516,549	—	—	516,549
Information Technology	1,228,621	—	—	1,228,621
Materials	52,146	—	—	52,146
Common Stocks - Investments Sold Short
Consumer Discretionary	(954,688)	—	—	(954,688)
Consumer Staples	(340,179)	—	—	(340,179)
Energy	(357,904)	—	—	(357,904)
Financials	(548,074)	—	—	(548,074)
Health Care	(1,081,651)	—	—	(1,081,651)
Industrials	(533,679)	—	—	(533,679)
Information Technology	(1,196,572)	—	—	(1,196,572)
Materials	(57,928)	—	—	(57,928)
Total Equity Securities	51,667	—	—	51,667
Mutual Funds
Money Market Funds	9,125,707	—	—	9,125,707
Total Mutual Funds	9,125,707	—	—	9,125,707
Investments in Securities	9,177,374	—	—	9,177,374
Derivatives
Assets
Futures Contracts	42,698	—	—	42,698
Liabilities
Futures Contracts	(4,937)	—	—	(4,937)
Total	9,215,135	—	—	9,215,135

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 91.9%
Columbia Short-Term Cash Fund, 0.118% (a)(b)	26,563,759	$26,563,759
Total Money Market Funds (Cost: $26,563,759)		$26,563,759

Total Investments
(Cost: $26,563,759) (c)	$26,563,759(d)
Other Assets & Liabilities, Net	2,330,975
Net Assets	$28,894,734

Investments in Derivatives Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $1,991,364 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE	45	USD	2,841,750	April 2015	43,422	—
COFFEE	10	USD	526,875	May 2015	—	(94,839)
COPPER	16	USD	1,075,000	July 2015	36,879	—
CORN	104	USD	2,044,900	May 2015	—	(12,535)
COTTON NO.2	14	USD	456,540	July 2015	22,021	—
GASOLINE RBOB	36	USD	2,990,585	March 2015	93,547	—
GOLD 100 OZ	24	USD	2,911,440	April 2015	—	(72,317)
HEATING OIL	15	USD	1,220,877	June 2015	119,264	—
LEAN HOGS	18	USD	485,820	April 2015	—	(42,681)
LIVE CATTLE	15	USD	852,300	August 2015	—	(7,953)
LME LEAD	19	USD	822,225	July 2015	—	(52,841)
LME NICKEL	18	USD	1,521,720	May 2015	—	(84,005)
LME ZINC	21	USD	1,087,406	July 2015	—	(27,409)
NATURAL GAS	81	USD	2,244,510	April 2015	—	(1,245)
SILVER	11	USD	910,690	May 2015	—	(23,095)
SOYBEAN	22	USD	1,134,925	May 2015	53,009	—
SOYBEAN MEAL	18	USD	616,320	May 2015	36,207	—
SOYBEAN OIL	39	USD	774,774	July 2015	12,119	—
SUGAR #11	68	USD	1,048,723	April 2015	—	(89,770)
WHEAT	12	USD	310,050	July 2015	—	(15,922)
WHEAT KCBT	29	USD	791,700	July 2015	—	(47,113)
WTI CRUDE	39	USD	2,162,160	June 2015	84,672	—
Total					501,140	(571,725)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	59,213,958	41,496,703	(74,146,902)	26,563,759	26,640	26,563,759

(c)	Also represents the cost of securities for federal income tax purposes at February 28, 2015.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	26,563,759	—	—	26,563,759
Total Mutual Funds	26,563,759	—	—	26,563,759
Derivatives
Assets
Futures Contracts	501,140	—	—	501,140
Liabilities
Futures Contracts	(571,725)	—	—	(571,725)
Total	26,493,174	—	—	26,493,174

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Diversified Equity Income Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
CONSUMER DISCRETIONARY 8.9%
Hotels, Restaurants & Leisure 1.6%
Las Vegas Sands Corp.	381,390	$21,701,091
Starwood Hotels & Resorts Worldwide, Inc.	262,440	21,081,805
Total		42,782,896
Internet & Catalog Retail 0.7%
Expedia, Inc.	204,380	18,751,865
Media 4.4%
Comcast Corp., Class A	226,380	13,442,444
DISH Network Corp., Class A (a)	634,542	47,616,032
Time Warner Cable, Inc.	108,330	16,688,237
Viacom, Inc., Class B	245,510	17,170,969
Walt Disney Co. (The)	246,355	25,640,629
Total		120,558,311
Specialty Retail 2.2%
Foot Locker, Inc.	498,150	27,981,086
Home Depot, Inc. (The)	293,850	33,719,287
Total		61,700,373
TOTAL CONSUMER DISCRETIONARY		243,793,445
CONSUMER STAPLES 8.2%
Beverages 1.2%
Coca-Cola Enterprises, Inc.	686,570	31,719,534
Food & Staples Retailing 4.2%
CVS Health Corp.	676,148	70,231,493
Wal-Mart Stores, Inc.	553,940	46,492,184
Total		116,723,677
Food Products 0.3%
Pinnacle Foods, Inc.	262,610	9,532,743
Household Products 1.1%
Procter & Gamble Co. (The)	351,766	29,945,840
Tobacco 1.4%
Philip Morris International, Inc.	446,400	37,033,344
TOTAL CONSUMER STAPLES		224,955,138
ENERGY 9.7%
Oil, Gas & Consumable Fuels 9.7%
Anadarko Petroleum Corp.	497,513	41,905,520

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
BP PLC, ADR	915,028	$37,918,760
Chevron Corp.	563,858	60,152,372
ConocoPhillips	672,736	43,862,387
Exxon Mobil Corp.	566,220	50,133,119
Kinder Morgan, Inc.	775,480	31,802,435
Total		265,774,593
TOTAL ENERGY		265,774,593
FINANCIALS 27.5%
Banks 12.5%
Citigroup, Inc.	1,539,359	80,693,199
East West Bancorp, Inc.	273,720	10,935,114
Fifth Third Bancorp	1,708,728	33,080,974
JPMorgan Chase & Co.	1,365,866	83,700,268
PNC Financial Services Group, Inc. (The)	390,179	35,880,861
Wells Fargo & Co.	1,839,665	100,795,245
Total		345,085,661
Capital Markets 3.6%
Invesco Ltd.	1,161,463	46,772,115
Morgan Stanley	1,424,172	50,971,116
Total		97,743,231
Consumer Finance 1.3%
Discover Financial Services	574,345	35,023,558
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc., Class B (a)	606,605	89,419,643
Insurance 3.7%
ACE Ltd.	341,028	38,880,602
Marsh & McLennan Companies, Inc.	453,980	25,826,922
MetLife, Inc.	730,903	37,151,800
Total		101,859,324
Real Estate Investment Trusts (REITs) 3.2%
Alexandria Real Estate Equities, Inc.	317,362	30,438,190
American Tower Corp.	269,500	26,718,230
Duke Realty Corp.	1,389,690	29,683,778
Total		86,840,198
TOTAL FINANCIALS		755,971,615
HEALTH CARE 12.7%
Biotechnology 0.6%
Alkermes PLC (a)	128,880	9,053,820

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
United Therapeutics Corp. (a)	52,610	$8,157,180
Total		17,211,000
Health Care Equipment & Supplies 2.8%
Medtronic PLC	617,215	47,889,712
St. Jude Medical, Inc.	446,616	29,780,355
Total		77,670,067
Health Care Providers & Services 4.7%
Aetna, Inc.	482,802	48,062,939
Cardinal Health, Inc.	439,889	38,705,833
CIGNA Corp.	344,170	41,861,397
Total		128,630,169
Pharmaceuticals 4.6%
Johnson & Johnson	610,308	62,562,673
Merck & Co., Inc.	1,100,314	64,412,382
Total		126,975,055
TOTAL HEALTH CARE		350,486,291
INDUSTRIALS 11.0%
Aerospace & Defense 4.4%
Honeywell International, Inc.	352,400	36,219,672
Northrop Grumman Corp.	213,810	35,430,455
United Technologies Corp.	395,870	48,260,512
Total		119,910,639
Electrical Equipment 0.8%
Rockwell Automation, Inc.	200,220	23,433,749
Industrial Conglomerates 2.9%
General Electric Co.	3,037,929	78,955,774
Machinery 1.1%
Ingersoll-Rand PLC	443,995	29,832,024
Road & Rail 1.8%
CSX Corp.	767,460	26,331,553
Union Pacific Corp.	204,112	24,546,509
Total		50,878,062
TOTAL INDUSTRIALS		303,010,248
INFORMATION TECHNOLOGY 10.4%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,814,783	53,554,246

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 0.7%
MasterCard, Inc., Class A	227,340	$20,490,154
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Corp., Class A	689,020	31,164,375
Intel Corp.	681,410	22,656,882
Total		53,821,257
Software 3.3%
Activision Blizzard, Inc.	1,137,360	26,523,235
Microsoft Corp.	1,140,240	49,999,524
Oracle Corp.	304,276	13,333,375
Total		89,856,134
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	118,105	15,171,768
EMC Corp.	937,724	27,137,733
Western Digital Corp.	234,050	25,038,669
Total		67,348,170
TOTAL INFORMATION TECHNOLOGY		285,069,961
MATERIALS 2.1%
Chemicals 1.1%
EI du Pont de Nemours & Co.	388,700	30,260,295
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	826,230	17,871,355
United States Steel Corp.	450,610	10,792,109
Total		28,663,464
TOTAL MATERIALS		58,923,759
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	538,147	26,611,369
Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR	775,345	26,795,923
TOTAL TELECOMMUNICATION SERVICES		53,407,292
UTILITIES 4.0%
Electric Utilities 2.4%
Duke Energy Corp.	267,297	20,996,179
Edison International	386,440	24,828,770

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
NextEra Energy, Inc.	201,948	$20,893,540
Total		66,718,489
Multi-Utilities 1.6%
Ameren Corp.	467,990	19,847,456
Public Service Enterprise Group, Inc.	549,200	23,099,352
Total		42,946,808
TOTAL UTILITIES		109,665,297
Total Common Stocks (Cost: $2,129,944,740)		$2,651,057,639

Convertible Preferred Stocks 0.8%
HEALTH CARE 0.8%
Pharmaceuticals 0.8%
Actavis PLC, 5.500%	20,670	21,034,412
TOTAL HEALTH CARE		21,034,412
Total Convertible Preferred Stocks (Cost: $20,670,000)		$21,034,412

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%
Pharmaceuticals 0.2%
Acorda Therapeutics, Inc.
06/15/21	1.750%	$6,100,000	$6,340,188
Total Convertible Bonds (Cost: $6,509,440)			$6,340,188

		Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.118% (b)(c)		87,623,207	$87,623,207
Total Money Market Funds (Cost: $87,623,207)			$87,623,207
Total Investments
(Cost: $2,244,747,387) (d)			$2,766,055,446(e)
Other Assets & Liabilities, Net			(16,330,883)
Net Assets			$2,749,724,563

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,104,683	450,300,550	(379,782,026)	87,623,207	38,444	87,623,207

(d)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $2,244,747,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$550,565,000
Unrealized Depreciation	(29,257,000)
Net Unrealized Appreciation	$521,308,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	243,793,445	—	—	243,793,445
Consumer Staples	224,955,138	—	—	224,955,138
Energy	265,774,593	—	—	265,774,593
Financials	755,971,615	—	—	755,971,615
Health Care	350,486,291	—	—	350,486,291
Industrials	303,010,248	—	—	303,010,248
Information Technology	285,069,961	—	—	285,069,961
Materials	58,923,759	—	—	58,923,759
Telecommunication Services	53,407,292	—	—	53,407,292
Utilities	109,665,297	—	—	109,665,297
Convertible Preferred Stocks
Health Care	—	21,034,412	—	21,034,412
Total Equity Securities	2,651,057,639	21,034,412	—	2,672,092,051
Bonds
Convertible Bonds	—	6,340,188	—	6,340,188
Total Bonds	—	6,340,188	—	6,340,188
Mutual Funds
Money Market Funds	87,623,207	—	—	87,623,207
Total Mutual Funds	87,623,207	—	—	87,623,207
Total	2,738,680,846	27,374,600	—	2,766,055,446

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Dividend Opportunity Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.1%
CONSUMER DISCRETIONARY 5.0%
Automobiles 0.9%
Daimler AG, Registered Shares	259,181	$25,091,061
General Motors Co.	832,278	31,052,292
Total		56,143,353
Hotels, Restaurants & Leisure 1.1%
McDonald’s Corp.	686,288	67,873,883
Household Durables 1.1%
Leggett & Platt, Inc.	1,507,862	67,929,183
Leisure Products 0.2%
Mattel, Inc.	453,104	11,925,697
Media 1.7%
National CineMedia, Inc.	1,490,781	22,719,503
Pearson PLC	1,965,542	43,089,950
Regal Entertainment Group, Class A	1,754,597	41,478,673
Total		107,288,126
TOTAL CONSUMER DISCRETIONARY		311,160,242
CONSUMER STAPLES 20.1%
Beverages 3.7%
Anheuser-Busch InBev NV	560,497	71,315,397
Coca-Cola Co. (The)	2,469,723	106,939,006
PepsiCo, Inc.	493,168	48,813,769
Total		227,068,172
Food & Staples Retailing 0.8%
SYSCO Corp.	627,595	24,469,929
Wesfarmers Ltd.	786,203	26,905,643
Total		51,375,572
Food Products 1.9%
General Mills, Inc.	1,144,740	61,575,564
Kraft Foods Group, Inc.	416,794	26,699,824
Unilever PLC	692,203	30,627,742
Total		118,903,130
Household Products 3.9%
Procter & Gamble Co. (The)	2,840,771	241,834,835
Tobacco 9.8%
Altria Group, Inc.	5,547,288	312,256,842
British American Tobacco PLC	1,071,346	62,554,217
Imperial Tobacco Group PLC	1,428,872	70,436,467
Lorillard, Inc.	1,199,646	82,079,779

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	916,405	$76,024,959
Total		603,352,264
TOTAL CONSUMER STAPLES		1,242,533,973
ENERGY 13.0%
Oil, Gas & Consumable Fuels 13.0%
BP PLC, ADR	1,291,956	53,538,657
Cenovus Energy, Inc.	871,732	15,041,404
Chevron Corp.	1,493,050	159,278,574
ConocoPhillips	2,082,447	135,775,544
Enbridge Energy Management LLC (a)(b)	1	43
Kinder Morgan, Inc.	593,188	24,326,640
Occidental Petroleum Corp.	1,576,292	122,761,621
Royal Dutch Shell PLC, Class A	3,890,576	127,217,008
Spectra Energy Corp.	1,130,729	40,129,572
Suncor Energy, Inc.	602,242	18,127,484
Total SA	1,186,495	64,043,896
Williams Companies, Inc. (The)	929,195	45,567,723
Total		805,808,166
TOTAL ENERGY		805,808,166
FINANCIALS 2.3%
Banks 1.1%
Bank of Montreal	517,465	32,062,131
JPMorgan Chase & Co.	543,542	33,308,254
Total		65,370,385
Capital Markets 1.2%
BlackRock, Inc.	143,346	53,241,572
New Mountain Finance Corp.	1,492,318	22,220,615
Total		75,462,187
TOTAL FINANCIALS		140,832,572
HEALTH CARE 16.2%
Health Care Equipment & Supplies 0.5%
Baxter International, Inc.	452,954	31,321,769
Pharmaceuticals 15.7%
AbbVie, Inc.	1,220,817	73,859,428
Bristol-Myers Squibb Co.	1,247,727	76,011,529
Eli Lilly & Co.	438,034	30,736,846
GlaxoSmithKline PLC	711,084	16,922,704
Johnson & Johnson	2,101,402	215,414,719

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Merck & Co., Inc.	3,835,217	$224,513,603
Novartis AG, ADR	421,933	43,205,939
Pfizer, Inc.	7,645,684	262,399,875
Sanofi	309,243	30,349,324
Total		973,413,967
TOTAL HEALTH CARE		1,004,735,736
INDUSTRIALS 4.7%
Aerospace & Defense 2.8%
BAE Systems PLC	4,371,890	35,907,583
Lockheed Martin Corp.	683,228	136,679,761
Total		172,587,344
Commercial Services & Supplies 0.7%
RR Donnelley & Sons Co.	2,404,089	45,845,977
Industrial Conglomerates 1.0%
Siemens AG, Registered Shares	550,214	61,460,877
Trading Companies & Distributors 0.2%
Fly Leasing Ltd., ADR	925,687	13,839,021
TOTAL INDUSTRIALS		293,733,219
INFORMATION TECHNOLOGY 12.5%
Communications Equipment 4.0%
Cisco Systems, Inc.	8,520,506	251,440,132
IT Services 0.5%
Paychex, Inc.	587,153	29,260,770
Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc.	448,688	26,266,196
Intel Corp.	3,640,370	121,042,303
Maxim Integrated Products, Inc.	490,765	16,879,862
Microchip Technology, Inc.	1,735,027	88,954,834
Total		253,143,195
Software 3.6%
Microsoft Corp.	5,061,131	221,930,594
Technology Hardware, Storage & Peripherals 0.3%
Seagate Technology PLC	312,836	19,120,536
TOTAL INFORMATION TECHNOLOGY		774,895,227

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.9%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	708,735	$60,887,424
Metals & Mining 0.9%
BHP Billiton Ltd.	1,076,954	28,283,974
Nucor Corp.	319,420	15,022,323
Rio Tinto PLC	289,454	14,264,211
Total		57,570,508
TOTAL MATERIALS		118,457,932
TELECOMMUNICATION SERVICES 8.5%
Diversified Telecommunication Services 7.6%
AT&T, Inc.	4,205,280	145,334,477
BCE, Inc.	1,013,485	44,400,778
BCE, Inc.	826,619	36,176,566
CenturyLink, Inc.	2,526,832	95,665,860
Orange SA	2,089,005	38,104,532
Telstra Corp., Ltd.	7,795,283	38,746,325
Verizon Communications, Inc.	1,446,312	71,520,128
Total		469,948,666
Wireless Telecommunication Services 0.9%
Vodafone Group PLC	5,707,148	19,771,850
Vodafone Group PLC, ADR	1,127,653	38,971,687
Total		58,743,537
TOTAL TELECOMMUNICATION SERVICES		528,692,203
UTILITIES 6.9%
Electric Utilities 2.9%
American Electric Power Co., Inc.	500,338	28,809,462
Duke Energy Corp.	770,448	60,518,690
PPL Corp.	1,118,129	38,128,199
Xcel Energy, Inc.	1,373,325	48,450,906
Total		175,907,257
Multi-Utilities 4.0%
Ameren Corp.	783,919	33,246,005
CMS Energy Corp.	381,746	13,410,737
DTE Energy Co.	187,816	15,406,546
National Grid PLC	3,728,614	51,036,451
PG&E Corp.	708,798	38,083,717
Public Service Enterprise Group, Inc.	750,316	31,558,291
SCANA Corp.	292,709	16,669,778

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Sempra Energy		449,562	$48,642,608
Total			248,054,133
TOTAL UTILITIES			423,961,390
Total Common Stocks (Cost: $4,901,926,013)			$5,644,810,660

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 7.9%
Deutsche Bank AG (c)
05/15/15	10.200%	300,780	$30,816,716
(linked to common stock of Delta Air Lines, Inc.)
04/02/15	8.760%	651,550	29,119,724
(linked to common stock of Devon Energy)
04/02/15	6.000%	519,390	31,885,872
Goldman Sachs Group, Inc. (The) (c)
03/11/15	22.000%	1,563,460	186,428,534
05/26/15	9.650%	590,930	21,296,839
(linked to common stock of United Air Lines, Inc.)
04/07/15	13.300%	323,750	21,011,242
JPMorgan Chase & Co. (c)
05/19/15	6.460%	2,303,261	113,573,800
05/19/15	9.200%	361,087	28,363,384
Wells Fargo Bank NA (c)
05/18/15	13.760%	1,127,900	26,280,070
Total Equity-Linked Notes (Cost: $480,253,916)			$488,776,181

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.118% (d)(e)	199,396,393	$199,396,393
Total Money Market Funds (Cost: $199,396,393)		$199,396,393
Total Investments
(Cost: $5,581,576,322) (f)		$6,332,983,234(g)
Other Assets & Liabilities, Net		(136,565,586)
Net Assets		$6,196,417,648

Notes to Portfolio of Investments

(a)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2015 was $43, which represents less than 0.01% of net assets.  Information concerning such security holdings at February 28, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	04-22-2009	11

(b)	Non-income producing.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $488,776,181 or 7.89% of net assets.

(d)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	72,206,625	2,170,073,126	(2,042,883,358)	199,396,393	101,008	199,396,393

(f)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $5,581,576,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$871,735,000
Unrealized Depreciation	(120,328,000)
Net Unrealized Appreciation	$751,407,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated November 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	242,979,231	68,181,011	—	311,160,242
Consumer Staples	980,694,507	261,839,466	—	1,242,533,973
Energy	614,547,219	191,260,947	—	805,808,166
Financials	140,832,572	—	—	140,832,572
Health Care	957,463,708	47,272,028	—	1,004,735,736
Industrials	196,364,759	97,368,460	—	293,733,219
Information Technology	774,895,227	—	—	774,895,227
Materials	75,909,747	42,548,185	—	118,457,932
Telecommunication Services	432,069,496	96,622,707	—	528,692,203
Utilities	372,924,939	51,036,451	—	423,961,390
Total Equity Securities	4,788,681,405	856,129,255	—	5,644,810,660
Other
Equity-Linked Notes	—	488,776,181	—	488,776,181
Total Other	—	488,776,181	—	488,776,181

Mutual Funds
Money Market Funds	199,396,393	—	—	199,396,393
Total Mutual Funds	199,396,393	—	—	199,396,393
Total	4,988,077,798	1,344,905,436	—	6,332,983,234

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Flexible Capital Income Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 35.1%
CONSUMER DISCRETIONARY 2.6%
Automobiles 1.0%
General Motors Co.	200,000	$7,462,000
Media 0.8%
Cinemark Holdings, Inc.	142,000	5,782,240
Specialty Retail 0.8%
Staples, Inc.	335,000	5,616,275
TOTAL CONSUMER DISCRETIONARY		18,860,515
CONSUMER STAPLES 2.5%
Beverages 2.0%
Dr. Pepper Snapple Group, Inc.	92,500	7,288,075
PepsiCo, Inc.	75,000	7,423,500
Total		14,711,575
Tobacco 0.5%
Philip Morris International, Inc.	42,500	3,525,800
TOTAL CONSUMER STAPLES		18,237,375
ENERGY 3.0%
Oil, Gas & Consumable Fuels 3.0%
BP PLC, ADR	85,000	3,522,400
California Resources Corp. (a)	30,000	214,800
Kinder Morgan, Inc.	162,500	6,664,125
Occidental Petroleum Corp.	47,500	3,699,300
ONEOK, Inc.	170,000	7,524,200
Total		21,624,825
TOTAL ENERGY		21,624,825
FINANCIALS 8.0%
Banks 3.9%
Bank of Montreal	110,000	6,815,600
Cullen/Frost Bankers, Inc.	110,000	7,458,000
JPMorgan Chase & Co.	110,000	6,740,800
Wells Fargo & Co.	130,000	7,122,700
Total		28,137,100
Capital Markets 1.0%
Ares Capital Corp.	425,000	7,352,500
Insurance 1.0%
Aflac, Inc.	115,000	7,158,750

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 2.1%
Colony Financial, Inc.	137,500	$3,466,375
Outfront Media, Inc.	137,163	4,108,032
Starwood Property Trust, Inc.	285,000	6,954,000
Total		14,528,407
TOTAL FINANCIALS		57,176,757
HEALTH CARE 3.0%
Biotechnology 1.0%
Gilead Sciences, Inc. (a)	70,000	7,247,100
Health Care Equipment & Supplies 1.0%
Medtronic PLC	95,000	7,371,050
Pharmaceuticals 1.0%
Merck & Co., Inc.	117,500	6,878,450
TOTAL HEALTH CARE		21,496,600
INDUSTRIALS 3.0%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	35,000	7,001,750
Industrial Conglomerates 1.0%
General Electric Co.	290,000	7,537,100
Transportation Infrastructure 1.0%
Macquarie Infrastructure Co. LLC	92,500	7,271,425
TOTAL INDUSTRIALS		21,810,275
INFORMATION TECHNOLOGY 6.1%
Communications Equipment 1.1%
Cisco Systems, Inc.	260,000	7,672,600
IT Services 1.0%
Automatic Data Processing, Inc.	77,500	6,885,100
Semiconductors & Semiconductor Equipment 3.0%
Altera Corp.	100,000	3,701,000
Cypress Semiconductor Corp.	268,000	3,953,000
Intel Corp.	200,000	6,650,000
Maxim Integrated Products, Inc.	215,000	7,394,925
Total		21,698,925

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.0%
Microsoft Corp.	165,000	$7,235,250
TOTAL INFORMATION TECHNOLOGY		43,491,875
MATERIALS 2.1%
Chemicals 1.1%
Dow Chemical Co. (The)	150,000	7,386,000
Metals & Mining —%
Jaguar Mining, Inc. (a)	193,368	79,275
Paper & Forest Products 1.0%
International Paper Co.	130,000	7,333,300
TOTAL MATERIALS		14,798,575
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	101,000	3,490,560
Verizon Communications, Inc.	143,000	7,071,350
Total		10,561,910
TOTAL TELECOMMUNICATION SERVICES		10,561,910
UTILITIES 3.3%
Electric Utilities 1.4%
NRG Yield, Inc. Class A	67,500	3,463,425
Xcel Energy, Inc.	190,000	6,703,200
Total		10,166,625
Independent Power and Renewable Electricity Producers 0.5%
TerraForm Power, Inc., Class A	110,174	3,826,343
Multi-Utilities 1.4%
Ameren Corp.	155,000	6,573,550
PG&E Corp.	60,000	3,223,800
Total		9,797,350
TOTAL UTILITIES		23,790,318
Total Common Stocks (Cost: $235,634,564)		$251,849,025

Issuer	Shares	Value

Convertible Preferred Stocks 19.2%
CONSUMER DISCRETIONARY 1.1%
Automobiles 1.1%
Fiat Chrysler Automobiles NV 7.875%	60,000	$7,950,000
TOTAL CONSUMER DISCRETIONARY		7,950,000
CONSUMER STAPLES 2.4%
Food Products 2.4%
Bunge Ltd., 4.875%	65,000	6,831,435
Post Holdings, Inc., 3.750% (b)	32,500	3,614,163
Tyson Foods, Inc., 4.750%	135,000	6,864,750
Total		17,310,348
TOTAL CONSUMER STAPLES		17,310,348
ENERGY 2.7%
Oil, Gas & Consumable Fuels 2.7%
Chesapeake Energy Corp., 5.750% (b)	9,000	9,050,625
Penn Virginia Corp., 6.000% (b)	45,000	2,953,210
Southwestern Energy Co., 6.250%	130,000	6,999,200
Total		19,003,035
TOTAL ENERGY		19,003,035
FINANCIALS 6.6%
Banks 1.9%
Bank of America Corp., 7.250%	5,700	6,669,000
Wells Fargo & Co., 7.500%	6,000	7,274,760
Total		13,943,760
Real Estate Investment Trusts (REITs) 4.7%
Alexandria Real Estate Equities, Inc., 7.000%	249,000	7,213,231
American Tower Corp., 5.500%	13,090	1,322,483
Crown Castle International Corp. 4.500%	65,000	6,922,500
Health Care REIT, Inc., 6.500%	110,000	7,517,400
Weyerhaeuser Co., 6.375%	120,000	7,000,800
iStar Financial, Inc., 4.500%	62,500	3,612,656
Total		33,589,070
TOTAL FINANCIALS		47,532,830
HEALTH CARE 2.1%
Health Care Equipment & Supplies 0.5%
Alere, Inc., 3.000%	10,000	3,278,800

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 1.6%
Actavis PLC, 5.500%		11,300	$11,499,219
TOTAL HEALTH CARE			14,778,019
INDUSTRIALS 1.0%
Aerospace & Defense 1.0%
United Technologies Corp., 7.500%		115,000	7,325,500
TOTAL INDUSTRIALS			7,325,500
MATERIALS 0.9%
Metals & Mining 0.9%
Alcoa, Inc., 5.375%		130,000	6,292,000
TOTAL MATERIALS			6,292,000
TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc. 5.500%		62,000	3,744,800
TOTAL TELECOMMUNICATION SERVICES			3,744,800
UTILITIES 1.9%
Electric Utilities 1.0%
NextEra Energy, Inc., 5.799%		125,000	7,130,000
Multi-Utilities 0.9%
CenterPoint Energy, Inc., 3.943% (c)		100,000	6,450,000
TOTAL UTILITIES			13,580,000
Total Convertible Preferred Stocks (Cost: $131,532,373)			$137,516,532

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 25.2%
Aerospace & Defense 0.7%
ADS Tactical, Inc. (b)
04/01/18	11.000%	5,198,000	$5,275,970
Banking 1.0%
Popular, Inc.
07/01/19	7.000%	7,000,000	7,035,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 1.0%
United Rentals North America, Inc.
11/15/24	5.750%	$6,600,000	$6,963,000
Consumer Cyclical Services 1.0%
ADT Corp. (The)
04/15/19	4.125%	7,000,000	7,096,250
Diversified Manufacturing 2.0%
Gardner Denver, Inc. (b)
08/15/21	6.875%	7,500,000	7,275,000
Hamilton Sundstrand Corp. (b)
12/15/20	7.750%	7,250,000	6,851,250
Total			14,126,250
Electric 1.3%
AES Corp. (The)
07/01/21	7.375%	2,000,000	2,235,000
03/15/24	5.500%	3,832,000	3,889,480
DPL, Inc. (b)
10/01/19	6.750%	3,000,000	3,135,000
Total			9,259,480
Food and Beverage 1.0%
Post Holdings, Inc. (b)
12/01/21	6.750%	7,143,000	7,303,717
Health Care 2.1%
Kindred Healthcare, Inc. (b)
01/15/20	8.000%	7,000,000	7,595,000
Omnicare, Inc.
12/01/22	4.750%	6,713,000	7,006,694
12/01/24	5.000%	287,000	302,067
Total			14,903,761
Home Construction 0.9%
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	7,000,000	6,860,000
Independent Energy 2.5%
Goodrich Petroleum Corp.
03/15/19	8.875%	7,500,000	3,300,000
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	7,513,000	7,700,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Stone Energy Corp.
11/15/22	7.500%	$7,100,000	$6,745,000
Total			17,745,825
Leisure 1.0%
Live Nation Entertainment, Inc. (b)
06/15/22	5.375%	7,002,000	7,107,030
Media and Entertainment 1.0%
AMC Networks, Inc.
12/15/22	4.750%	7,000,000	7,035,000
Metals 1.0%
United States Steel Corp.
04/01/21	6.875%	7,050,000	7,243,875
Midstream 1.0%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	6,944,000	7,152,320
Other Industry 1.0%
MasTec, Inc.
03/15/23	4.875%	7,350,000	6,964,125
Retailers 0.9%
Rite Aid Corp.
02/15/27	7.700%	6,068,000	6,872,010
Supermarkets 0.9%
Safeway, Inc.
02/01/31	7.250%	6,988,000	6,848,240
Technology 2.0%
Equinix, Inc.
01/01/25	5.750%	7,000,000	7,350,000
Micron Technology, Inc. (b)
02/01/25	5.500%	6,900,000	7,072,500
Total			14,422,500
Transportation Services 1.0%
XPO Logistics, Inc. (b)
09/01/19	7.875%	6,692,000	7,114,433

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 1.9%
Frontier Communications Corp.
01/15/25	6.875%	$6,500,000	$6,516,250
Level 3 Financing, Inc.
08/15/22	5.375%	6,900,000	7,139,361
Total			13,655,611
Total Corporate Bonds & Notes (Cost: $184,044,018)			$180,984,397

Convertible Bonds 17.0%
Automotive 1.9%
Navistar International Corp.
10/15/18	4.500%	1,390,000	1,238,837
Navistar International Corp. (b)
04/15/19	4.750%	9,651,000	8,492,880
Wabash National Corp.
05/01/18	3.375%	2,640,000	3,736,894
Total			13,468,611
Brokerage/Asset Managers/Exchanges 0.5%
Walter Investment Management Corp.
11/01/19	4.500%	4,410,000	3,514,219
Finance Companies 0.5%
Air Lease Corp.
12/01/18	3.875%	2,300,000	3,345,063
Health Care 1.0%
Omnicare, Inc.
12/15/35	3.250%	3,100,000	3,632,812
Teleflex, Inc.
08/01/17	3.875%	1,800,000	3,576,375
Total			7,209,187
Independent Energy 0.4%
American Energy-Permian Basin LLC PIK (b)
05/01/22	8.000%	3,300,000	2,805,000
Metals 0.2%
Alpha Natural Resources, Inc.
12/15/17	3.750%	4,800,000	1,740,000
Oil Field Services 0.8%
Cobalt International Energy, Inc.
12/01/19	2.625%	4,700,000	3,406,090

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Oil Field Services (continued)
Energy XXI Ltd.
12/15/18	3.000%	$6,500,000	$2,437,630
Total			5,843,720
Other Financial Institutions 1.0%
Forest City Enterprises, Inc.
08/15/20	3.625%	6,197,000	7,188,520
Other Industry 0.7%
General Cable Corp. (c)
11/15/29	4.500%	7,200,000	5,008,500
Other REIT 1.6%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	4,560,000	4,752,341
RWT Holdings, Inc. (b)
11/15/19	5.625%	3,400,000	3,423,970
Starwood Waypoint Residential Trust (b)
10/15/17	4.500%	3,500,000	3,630,795
Total			11,807,106
Pharmaceuticals 2.0%
ARIAD Pharmaceuticals, Inc. (b)
06/15/19	3.625%	3,150,000	3,524,378
Aegerion Pharmaceuticals, Inc. (b)
08/15/19	2.000%	5,900,000	5,551,009
Medicines Co. (The) (b)
01/15/22	2.500%	4,800,000	5,201,376
Total			14,276,763
Property & Casualty 1.0%
MGIC Investment Corp. (b)
04/01/63	9.000%	5,500,000	6,985,000
Refining 0.4%
Clean Energy Fuels Corp. (b)
10/01/18	5.250%	4,250,000	3,133,096
Retailers 0.5%
HeartWare International, Inc.
12/15/17	3.500%	3,000,000	3,371,250

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology 3.6%
Ciena Corp.
12/15/20	4.000%	$5,250,000	$6,828,281
Mentor Graphics Corp.
04/01/31	4.000%	5,320,000	6,517,000
SunEdison, Inc. (b)
04/15/22	2.375%	3,300,000	3,671,250
TiVo, Inc. (b)
03/15/16	4.000%	3,000,000	3,420,000
j2 Global, Inc.
06/15/29	3.250%	4,500,000	5,236,875
Total			25,673,406
Tobacco 0.9%
Vector Group Ltd.
04/15/20	1.750%	4,000,000	4,311,320
Vector Group Ltd. (c)
01/15/19	2.500%	1,450,000	2,112,838
Total			6,424,158
Total Convertible Bonds (Cost: $121,983,848)			$121,793,599

Preferred Debt 0.4%
Banking 0.4%
Synovus Financial Corp. (c)
12/31/49	7.875%	105,000	$2,950,500
Total Preferred Debt (Cost: $2,840,205)			$2,950,500

		Shares	Value

Money Market Funds 3.4%
JPMorgan Prime Money Market Fund, 0.000% (d)		24,080,094	$24,080,094
Total Money Market Funds (Cost: $24,080,094)			$24,080,094
Total Investments
(Cost: $700,115,102) (e)			$719,174,147(f)
Other Assets & Liabilities, Net			(2,455,228)
Net Assets			$716,718,919

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $145,899,797 or 20.36% of net assets.

(c)	Variable rate security.
(d)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(e)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $700,115,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$40,904,000
Unrealized Depreciation	(21,845,000)
Net Unrealized Appreciation	$19,059,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated November 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	18,860,515	—	—	18,860,515
Consumer Staples	18,237,375	—	—	18,237,375
Energy	21,624,825	—	—	21,624,825
Financials	57,176,757	—	—	57,176,757
Health Care	21,496,600	—	—	21,496,600
Industrials	21,810,275	—	—	21,810,275
Information Technology	43,491,875	—	—	43,491,875
Materials	14,719,300	79,275	—	14,798,575
Telecommunication Services	10,561,910	—	—	10,561,910
Utilities	23,790,318	—	—	23,790,318
Convertible Preferred Stocks
Consumer Discretionary	7,950,000	—	—	7,950,000
Consumer Staples	6,864,750	10,445,598	—	17,310,348
Energy	—	19,003,035	—	19,003,035
Financials	35,384,460	12,148,370	—	47,532,830
Health Care	3,278,800	11,499,219	—	14,778,019
Industrials	7,325,500	—	—	7,325,500
Materials	6,292,000	—	—	6,292,000
Telecommunication Services	3,744,800	—	—	3,744,800
Utilities	7,130,000	6,450,000	—	13,580,000
Total Equity Securities	329,740,060	59,625,497	—	389,365,557
Bonds
Corporate Bonds & Notes	—	180,984,397	—	180,984,397
Convertible Bonds	—	121,793,599	—	121,793,599
Preferred Debt	2,950,500	—	—	2,950,500
Total Bonds	2,950,500	302,777,996	—	305,728,496
Mutual Funds
Money Market Funds	24,080,094	—	—	24,080,094
Total Mutual Funds	24,080,094	—	—	24,080,094
Total	356,770,654	362,403,493	—	719,174,147

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In			Transfers Out
Level 1 ($)		Level 2 ($)	Level 1 ($)		Level 2 ($)
—		105,772	105,772		—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia High Yield Bond Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 92.8%
Aerospace & Defense 0.9%
Bombardier, Inc. (a)
03/15/20	7.750%	$2,332,000	$2,431,110
Bombardier, Inc. (a)(b)
09/15/18	5.500%	587,000	587,000
03/15/25	7.500%	3,461,000	3,461,000
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	5,775,000	6,056,531
TransDigm, Inc.
07/15/21	7.500%	2,535,000	2,702,944
07/15/22	6.000%	903,000	914,288
07/15/24	6.500%	2,138,000	2,186,105
Total			18,338,978
Automotive 2.4%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	3,464,000	3,706,480
Dana Holding Corp.
12/15/24	5.500%	4,143,000	4,277,647
FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	5,104,000	5,697,340
Gates Global LLC/Co. (a)
07/15/22	6.000%	3,518,000	3,377,280
General Motors Co.
10/02/23	4.875%	8,605,000	9,373,994
General Motors Financial Co., Inc.
09/25/21	4.375%	3,318,000	3,525,375
01/15/25	4.000%	4,111,000	4,212,760
Schaeffler Finance BV (a)
05/15/21	4.250%	1,774,000	1,791,740
05/15/21	4.750%	3,449,000	3,543,848
Schaeffler Holding Finance BV (a)
PIK
08/15/18	6.875%	2,634,000	2,759,115
11/15/19	6.250%	3,478,000	3,686,680
Tenneco, Inc.
12/15/24	5.375%	3,587,000	3,748,415
Total			49,700,674
Banking 2.9%
Ally Financial, Inc.
03/15/20	8.000%	24,474,000	29,307,615
02/13/22	4.125%	8,298,000	8,256,510
09/30/24	5.125%	2,570,000	2,714,562
Royal Bank of Scotland Group PLC
05/28/24	5.125%	8,152,000	8,632,952
Royal Bank of Scotland PLC (The) (c)
03/16/22	9.500%	1,230,000	1,391,285
Synovus Financial Corp.
06/15/17	5.125%	1,628,000	1,660,560
02/15/19	7.875%	8,045,000	8,970,175
Total			60,933,659

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage/Asset Managers/Exchanges 0.6%
E*TRADE Financial Corp.
11/15/19	6.375%	$7,066,000	$7,587,118
11/15/22	5.375%	4,767,000	5,029,185
Total			12,616,303
Building Materials 2.1%
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,688,000	1,772,400
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	6,753,000	6,888,060
Building Materials Corp. of America (a)
11/15/24	5.375%	5,546,000	5,712,380
Gibraltar Industries, Inc.
02/01/21	6.250%	1,557,000	1,588,140
HD Supply, Inc.
07/15/20	7.500%	9,109,000	9,746,630
07/15/20	11.500%	2,860,000	3,289,000
HD Supply, Inc. (a)
12/15/21	5.250%	3,465,000	3,599,269
NCI Building Systems, Inc. (a)
01/15/23	8.250%	5,148,000	5,353,920
Nortek, Inc.
04/15/21	8.500%	4,798,000	5,157,850
Total			43,107,649
Cable and Satellite 6.2%
Altice Financing SA (a)
02/15/23	6.625%	3,764,000	3,914,560
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	8,753,000	9,015,590
04/30/21	6.500%	3,992,000	4,201,580
01/31/22	6.625%	1,594,000	1,709,565
09/30/22	5.250%	267,000	273,008
CSC Holdings LLC
02/15/19	8.625%	4,838,000	5,642,317
CSC Holdings, Inc.
11/15/21	6.750%	7,260,000	8,176,575
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	6,588,000	6,983,280
12/15/21	5.125%	4,097,000	4,091,879
DISH DBS Corp.
09/01/19	7.875%	2,518,000	2,842,192
06/01/21	6.750%	11,284,000	12,031,565
07/15/22	5.875%	1,308,000	1,324,350
11/15/24	5.875%	1,050,000	1,044,750
DigitalGlobe, Inc. (a)
02/01/21	5.250%	4,050,000	3,928,500
Hughes Satellite Systems Corp.
06/15/21	7.625%	6,725,000	7,464,750
Intelsat Jackson Holdings SA
10/15/20	7.250%	3,575,000	3,718,000
04/01/21	7.500%	4,480,000	4,692,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Intelsat Luxembourg SA
06/01/21	7.750%	$1,736,000	$1,607,970
06/01/23	8.125%	4,876,000	4,534,680
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	702,000	714,285
Quebecor Media, Inc.
01/15/23	5.750%	3,764,000	3,933,380
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	1,972,000	2,090,320
01/15/25	5.000%	6,157,000	6,295,532
Unitymedia KabelBW GmbH (a)
01/15/25	6.125%	5,232,000	5,552,460
Videotron Ltd.
07/15/22	5.000%	3,578,000	3,721,120
Videotron Ltd. (a)
06/15/24	5.375%	2,137,000	2,249,193
Virgin Media Finance PLC (a)
10/15/24	6.000%	1,618,000	1,739,350
01/15/25	5.750%	10,835,000	11,498,644
Virgin Media Secured Finance PLC (a)
04/15/21	5.375%	1,805,000	1,913,300
Ziggo Bond Finance BV (a)
01/15/25	5.875%	2,167,000	2,267,224
Total			129,172,719
Chemicals 3.4%
Angus Chemical Co. (a)
02/15/23	8.750%	3,066,000	3,104,325
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	5,083,000	5,479,983
Celanese U.S. Holdings LLC
06/15/21	5.875%	3,280,000	3,567,000
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	1,848,000	1,871,100
Huntsman International LLC
03/15/21	8.625%	490,000	527,568
INEOS Group Holdings SA (a)
08/15/18	6.125%	975,000	989,625
02/15/19	5.875%	4,876,000	4,924,760
JM Huber Corp. (a)
11/01/19	9.875%	4,940,000	5,409,300
NOVA Chemicals Corp. (a)
08/01/23	5.250%	1,190,000	1,255,450
05/01/25	5.000%	6,585,000	6,955,406
PQ Corp. (a)
11/01/18	8.750%	21,488,000	22,025,200
PSPC Escrow Corp. (a)
02/01/22	6.500%	8,377,000	8,827,264
WR Grace & Co. (a)
10/01/21	5.125%	2,794,000	2,891,790

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
10/01/24	5.625%	$2,024,000	$2,175,800
Total			70,004,571
Construction Machinery 1.2%
Ashtead Capital, Inc. (a)
07/15/22	6.500%	2,337,000	2,535,645
10/01/24	5.625%	2,325,000	2,458,688
H&E Equipment Services, Inc.
09/01/22	7.000%	3,938,000	4,046,295
United Rentals North America, Inc.
05/15/20	7.375%	3,182,000	3,452,470
02/01/21	8.250%	2,760,000	2,994,600
04/15/22	7.625%	3,460,000	3,843,403
06/15/23	6.125%	4,581,000	4,913,122
Total			24,244,223
Consumer Cyclical Services 1.5%
ADT Corp. (The)
03/15/20	5.250%	2,887,000	3,024,133
07/15/22	3.500%	3,676,000	3,372,730
APX Group, Inc.
12/01/19	6.375%	9,847,000	9,871,617
12/01/20	8.750%	6,746,000	6,189,455
IHS, Inc. (a)
11/01/22	5.000%	5,377,000	5,464,376
Monitronics International, Inc.
04/01/20	9.125%	4,428,000	4,339,440
Total			32,261,751
Consumer Products 1.6%
Serta Simmons Holdings LLC (a)
10/01/20	8.125%	5,316,000	5,661,540
Spectrum Brands, Inc.
03/15/20	6.750%	4,535,000	4,773,088
11/15/20	6.375%	4,769,000	5,126,675
11/15/22	6.625%	2,456,000	2,689,320
Springs Industries, Inc.
06/01/21	6.250%	6,188,000	6,064,240
Tempur Sealy International, Inc.
12/15/20	6.875%	7,429,000	7,967,602
Total			32,282,465
Diversified Manufacturing 1.1%
Amsted Industries, Inc. (a)
03/15/22	5.000%	4,033,000	4,033,000
09/15/24	5.375%	4,504,000	4,504,000
Entegris, Inc. (a)
04/01/22	6.000%	5,733,000	5,962,320
Hamilton Sundstrand Corp. (a)
12/15/20	7.750%	9,112,000	8,610,840
Total			23,110,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 1.7%
AES Corp. (The)
07/01/21	7.375%	$6,751,000	$7,544,242
Calpine Corp. (a)
01/15/22	6.000%	9,196,000	10,035,135
NRG Energy, Inc.
07/15/22	6.250%	8,788,000	9,161,490
NRG Yield Operating LLC (a)
08/15/24	5.375%	4,913,000	5,183,215
TerraForm Power Operating LLC (a)
02/01/23	5.875%	3,816,000	3,968,640
Total			35,892,722
Environmental 0.2%
Clean Harbors, Inc.
08/01/20	5.250%	3,957,000	4,036,140
Finance Companies 5.1%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	14,557,000	15,394,027
10/01/21	5.000%	6,376,000	6,925,930
Aircastle Ltd.
02/15/22	5.500%	3,372,000	3,616,470
CIT Group, Inc.
05/15/20	5.375%	4,897,000	5,264,275
CIT Group, Inc. (a)
04/01/18	6.625%	5,360,000	5,849,100
02/15/19	5.500%	2,265,000	2,429,213
International Lease Finance Corp.
05/15/19	6.250%	4,809,000	5,392,091
12/15/20	8.250%	2,425,000	3,013,063
04/15/21	4.625%	3,743,000	3,948,865
01/15/22	8.625%	719,000	931,105
Navient Corp.
10/26/20	5.000%	857,000	867,713
01/25/22	7.250%	4,381,000	4,841,005
03/25/24	6.125%	4,189,000	4,209,945
10/25/24	5.875%	9,509,000	9,235,616
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	3,018,000	3,176,445
12/15/21	7.250%	3,681,000	3,892,657
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	9,771,000	9,369,412
Springleaf Finance Corp.
12/15/17	6.900%	2,959,000	3,188,322
06/01/20	6.000%	2,772,000	2,848,230
10/01/21	7.750%	3,223,000	3,641,990
10/01/23	8.250%	2,221,000	2,509,730
iStar Financial, Inc
07/01/19	5.000%	5,845,000	5,845,000
Total			106,390,204

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 1.5%
B&G Foods, Inc.
06/01/21	4.625%	$7,291,000	$7,291,000
Constellation Brands, Inc.
11/15/19	3.875%	1,345,000	1,395,438
11/15/24	4.750%	3,445,000	3,686,150
Darling Ingredients, Inc.
01/15/22	5.375%	3,277,000	3,309,770
Diamond Foods, Inc. (a)
03/15/19	7.000%	3,814,000	3,899,815
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	863,000	867,315
Post Holdings, Inc.
02/15/22	7.375%	1,343,000	1,400,077
Post Holdings, Inc. (a)
12/15/22	6.000%	3,249,000	3,196,204
WhiteWave Foods Co. (The)
10/01/22	5.375%	4,946,000	5,310,767
Total			30,356,536
Gaming 4.3%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	3,965,000	4,143,425
11/01/23	5.375%	2,982,000	3,146,010
GTECH Corp. (a)
02/15/22	6.250%	5,709,000	5,716,136
02/15/25	6.500%	4,420,000	4,403,425
MGM Resorts International
03/01/18	11.375%	7,001,000	8,506,215
10/01/20	6.750%	3,344,000	3,655,410
12/15/21	6.625%	6,129,000	6,649,965
Penn National Gaming, Inc.
11/01/21	5.875%	4,236,000	4,204,230
Pinnacle Entertainment, Inc.
08/01/21	6.375%	4,834,000	5,136,125
Scientific Games International, Inc. (a)
01/01/22	7.000%	8,878,000	9,144,340
12/01/22	10.000%	13,747,000	13,437,693
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	4,795,000	5,274,500
10/01/20	7.804%	2,440,000	2,637,347
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	3,767,000	3,616,320
Tunica-Biloxi Gaming Authority (a)(d)
11/15/15	9.000%	8,862,000	3,965,745
Wynn Las Vegas LLC/Capital Corp. (a)
03/01/25	5.500%	5,080,000	5,130,800
Total			88,767,686
Health Care 9.2%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	1,334,000	1,340,670
Acadia Healthcare Co., Inc. (a)
02/15/23	5.625%	1,718,000	1,773,835

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Amsurg Corp.
07/15/22	5.625%	$3,850,000	$4,081,000
CHS/Community Health Systems, Inc.
08/15/18	5.125%	5,993,000	6,202,755
11/15/19	8.000%	4,374,000	4,680,180
08/01/21	5.125%	1,410,000	1,469,925
02/01/22	6.875%	16,504,000	17,648,965
Catamaran Corp.
03/15/21	4.750%	1,402,000	1,459,833
ConvaTec Finance International SA PIK (a)
01/15/19	8.250%	3,056,000	3,094,811
ConvaTec Healthcare E SA (a)
12/15/18	10.500%	10,197,000	10,757,835
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	9,431,000	10,173,691
07/15/24	5.125%	1,949,000	2,022,088
Emdeon, Inc.
12/31/19	11.000%	5,255,000	5,767,362
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,737,000	1,897,673
01/31/22	5.875%	3,632,000	4,076,920
10/15/24	4.750%	2,883,000	3,063,188
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	710,000	791,650
HCA, Inc.
03/15/19	3.750%	3,962,000	4,046,192
02/15/20	6.500%	13,874,000	15,781,675
02/15/22	7.500%	7,598,000	8,965,640
02/01/25	5.375%	7,411,000	7,855,660
04/15/25	5.250%	6,176,000	6,785,880
IMS Health, Inc. (a)
11/01/20	6.000%	3,394,000	3,546,730
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	2,883,000	3,156,885
LifePoint Hospitals, Inc.
12/01/21	5.500%	5,427,000	5,766,187
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	5,117,000	5,430,416
Omnicare, Inc.
12/01/22	4.750%	2,938,000	3,066,538
12/01/24	5.000%	1,240,000	1,305,100
Physio-Control International, Inc. (a)
01/15/19	9.875%	4,348,000	4,641,490
STHI Holding Corp. (a)
03/15/18	8.000%	2,198,000	2,291,415
Teleflex, Inc. (a)
06/15/24	5.250%	418,000	423,225
Tenet Healthcare Corp.
10/01/20	6.000%	2,684,000	2,918,850
04/01/21	4.500%	11,975,000	12,034,875
04/01/22	8.125%	14,379,000	16,284,217

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Universal Health Services, Inc. (a)
08/01/22	4.750%	$7,203,000	$7,554,146
Total			192,157,502
Healthcare Insurance 0.2%
Centene Corp.
05/15/22	4.750%	4,848,000	5,005,560
Home Construction 1.2%
DR Horton, Inc.
02/15/20	4.000%	3,546,000	3,581,460
Meritage Homes Corp.
03/01/18	4.500%	3,265,000	3,297,650
04/15/20	7.150%	1,217,000	1,299,148
04/01/22	7.000%	3,328,000	3,544,320
Shea Homes LP/Funding Corp.
05/15/19	8.625%	3,674,000	3,866,885
Standard Pacific Corp.
11/15/24	5.875%	1,628,000	1,660,560
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	4,823,000	4,726,540
03/01/24	5.625%	2,745,000	2,683,237
Total			24,659,800
Independent Energy 7.2%
Antero Resources Corp. (a)
12/01/22	5.125%	9,557,000	9,413,645
Chesapeake Energy Corp.
08/15/20	6.625%	15,198,000	16,565,820
02/15/21	6.125%	5,614,000	5,964,875
03/15/23	5.750%	3,736,000	3,899,450
Cimarex Energy Co.
06/01/24	4.375%	1,644,000	1,619,340
Concho Resources, Inc.
01/15/21	7.000%	362,000	389,150
01/15/22	6.500%	965,000	1,025,312
10/01/22	5.500%	3,987,000	4,126,545
04/01/23	5.500%	11,177,000	11,568,195
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	4,140,000	4,274,550
Diamondback Energy, Inc.
10/01/21	7.625%	1,297,000	1,361,850
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	11,643,000	12,399,795
09/01/22	7.750%	1,720,000	1,780,200
Hilcorp Energy I LP/Finance Co. (a)
12/01/24	5.000%	622,000	586,235
Laredo Petroleum, Inc.
02/15/19	9.500%	13,113,000	13,637,520
01/15/22	5.625%	5,746,000	5,516,160
05/01/22	7.375%	3,662,000	3,771,860
Oasis Petroleum, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
11/01/21	6.500%	$3,558,000	$3,413,456
03/15/22	6.875%	11,146,000	10,923,080
01/15/23	6.875%	5,992,000	5,797,260
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	7,928,000	8,126,200
RSP Permian, Inc. (a)
10/01/22	6.625%	2,051,000	2,063,819
Range Resources Corp.
03/15/23	5.000%	8,720,000	8,916,200
SM Energy Co.
01/15/24	5.000%	2,904,000	2,816,880
SM Energy Co. (a)
11/15/22	6.125%	3,746,000	3,839,650
Whiting Petroleum Corp.
03/15/21	5.750%	7,319,000	7,209,215
Total			151,006,262
Leisure 1.4%
AMC Entertainment, Inc.
12/01/20	9.750%	2,071,000	2,278,100
Activision Blizzard, Inc. (a)
09/15/21	5.625%	12,991,999	13,901,440
09/15/23	6.125%	5,108,000	5,650,725
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	3,840,000	3,940,608
Cinemark USA, Inc.
12/15/22	5.125%	1,043,000	1,067,719
06/01/23	4.875%	1,204,000	1,197,980
Six Flags, Inc., Escrow (a)(e)(f)(g)(h)
06/01/44	0.000%	950,000	—
United Artists Theatre Circuit, Inc. (f)(h)
07/01/15	9.300%	585,052	585,052
07/01/15	9.300%	188,500	188,500
Total			28,810,124
Lodging 1.5%
Choice Hotels International, Inc.
07/01/22	5.750%	2,939,000	3,203,510
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	19,132,000	20,303,835
Playa Resorts Holding BV (a)
08/15/20	8.000%	8,546,000	8,460,540
Total			31,967,885
Media and Entertainment 5.6%
AMC Networks, Inc.
07/15/21	7.750%	3,870,000	4,218,300
12/15/22	4.750%	12,944,000	13,008,720
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	11,401,000	12,056,557
11/15/22	6.500%	4,149,000	4,346,078
11/15/22	6.500%	4,217,000	4,448,935

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Lamar Media Corp.
01/15/24	5.375%	$1,883,000	$1,995,980
MDC Partners, Inc. (a)
04/01/20	6.750%	7,466,000	7,857,965
Netflix, Inc. (a)
02/15/22	5.500%	3,451,000	3,560,742
02/15/25	5.875%	4,829,000	4,991,979
Nielsen Finance LLC/Co.
10/01/20	4.500%	5,879,000	5,967,185
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	5,560,000	5,685,100
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	990,000	1,039,500
02/15/24	5.625%	990,000	1,054,350
03/15/25	5.875%	8,267,000	8,763,020
Univision Communications, Inc. (a)
11/01/20	7.875%	7,474,000	8,015,865
09/15/22	6.750%	1,583,000	1,719,534
05/15/23	5.125%	5,289,000	5,474,115
02/15/25	5.125%	7,055,000	7,143,187
iHeartCommunications, Inc.
03/01/21	9.000%	9,444,000	9,113,460
iHeartCommunications, Inc. (a)
03/15/23	10.625%	5,355,000	5,475,487
Total			115,936,059
Metals 0.4%
ArcelorMittal
03/01/21	6.250%	4,487,000	4,890,830
02/25/22	7.000%	3,726,000	4,173,120
Total			9,063,950
Midstream 5.1%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	5,665,000	5,834,950
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	651,000	652,628
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	12,590,000	13,754,575
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,686,000	5,002,305
02/15/23	5.500%	7,508,000	7,845,860
07/15/23	4.500%	4,078,000	4,102,468
12/01/24	4.875%	14,027,000	14,412,742
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	9,657,000	10,332,990
03/01/22	5.875%	1,823,000	1,991,627
10/01/22	5.000%	4,593,000	4,868,580
Sabine Pass Liquefaction LLC (a)(b)
03/01/25	5.625%	11,355,000	11,411,775
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	256,000	261,120
11/15/23	4.250%	4,750,000	4,702,500
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	6,964,000	7,242,560

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
11/15/19	4.125%	$2,572,000	$2,617,010
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	1,319,000	1,394,843
10/15/22	6.250%	9,894,000	10,487,640
Total			106,916,173
Other Financial Institutions 0.5%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	5,961,000	6,378,270
02/01/22	5.875%	3,387,000	3,552,116
Total			9,930,386
Other Industry 0.4%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	8,565,000	9,335,850
Other REIT 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	7,242,000	7,676,520
Packaging 2.5%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	3,308,000	3,341,080
Berry Plastics Corp.
05/15/22	5.500%	7,732,000	8,079,940
Beverage Packaging Holdings (Luxembourg) II SA (a)
06/15/17	6.000%	912,000	921,120
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	7,538,000	7,669,915
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	4,619,000	4,948,104
10/15/20	5.750%	9,785,000	10,164,169
02/15/21	8.250%	3,939,000	4,145,797
Sealed Air Corp. (a)
09/15/21	8.375%	4,130,000	4,672,062
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	9,038,000	8,902,430
Total			52,844,617
Paper —%
Graphic Packaging International, Inc.
04/15/21	4.750%	726,000	755,948
Pharmaceuticals 2.3%
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	6,600,000	6,987,750
Grifols Worldwide Operations Ltd. (a)
04/01/22	5.250%	4,858,000	4,979,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. I PIK (a)
10/15/17	9.375%	$3,043,000	$3,114,891
Jaguar Holding Co. II/Merger Sub, Inc. (a)
12/01/19	9.500%	4,155,000	4,477,012
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	3,674,000	3,903,625
10/15/20	6.375%	11,546,000	12,123,300
07/15/21	7.500%	5,249,000	5,695,165
12/01/21	5.625%	3,362,000	3,412,430
03/01/23	5.500%	2,759,000	2,786,590
Total			47,480,213
Property & Casualty 0.7%
HUB International Ltd. (a)
10/01/21	7.875%	12,908,000	13,262,970
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	1,245,000	1,238,775
Total			14,501,745
Railroads 0.2%
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	4,578,000	4,721,063
Restaurants 0.2%
BC ULC/New Red Finance Inc. (a)
04/01/22	6.000%	4,725,000	4,914,000
Retailers 1.7%
Asbury Automotive Group, Inc.
12/15/24	6.000%	2,724,000	2,832,960
Family Tree Escrow LLC (a)
03/01/20	5.250%	1,026,000	1,072,170
03/01/23	5.750%	5,434,000	5,719,285
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	2,107,000	2,107,000
L Brands, Inc.
04/01/21	6.625%	2,492,000	2,859,570
Michaels Stores, Inc. (a)
12/15/20	5.875%	2,179,000	2,244,370
Neiman Marcus Group Ltd. LLC (a)
10/15/21	8.000%	1,900,000	1,997,375
Penske Automotive Group, Inc.
12/01/24	5.375%	2,955,000	3,058,425
PetSmart, Inc. (a)(b)
03/15/23	7.125%	4,624,000	4,785,840
Rite Aid Corp.
03/15/20	9.250%	4,687,000	5,190,852
06/15/21	6.750%	1,250,000	1,328,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
02/15/27	7.700%	$1,993,000	$2,257,073
Total			35,453,045
Technology 4.8%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	3,999,000	4,168,958
08/01/22	5.375%	8,825,000	8,802,937
Ancestry.com, Inc.
12/15/20	11.000%	1,296,000	1,428,840
Audatex North America, Inc. (a)
06/15/21	6.000%	2,036,000	2,163,250
11/01/23	6.125%	4,874,000	5,166,440
Equinix, Inc.
04/01/20	4.875%	2,523,000	2,623,920
01/01/22	5.375%	3,067,000	3,197,348
04/01/23	5.375%	9,350,000	9,776,594
First Data Corp.
01/15/21	12.625%	6,815,000	8,143,925
06/15/21	10.625%	986,000	1,133,900
First Data Corp. (a)
06/15/19	7.375%	5,694,000	5,971,582
11/01/20	6.750%	4,949,000	5,301,616
01/15/21	8.250%	7,288,000	7,816,380
Goodman Networks, Inc.
07/01/18	12.125%	2,555,000	2,503,900
MSCI, Inc. (a)
11/15/24	5.250%	5,011,000	5,223,967
NCR Corp.
12/15/23	6.375%	1,820,000	1,924,650
NXP BV/Funding LLC (a)
02/15/21	5.750%	5,445,000	5,771,700
Nuance Communications, Inc. (a)
08/15/20	5.375%	3,933,000	4,031,325
Qualitytech LP/Finance Corp. (a)
08/01/22	5.875%	3,345,000	3,445,350
Riverbed Technology, Inc. (a)(b)
03/01/23	8.875%	2,115,000	2,115,000
VeriSign, Inc.
05/01/23	4.625%	3,743,000	3,743,000
Zebra Technologies Corp. (a)
10/15/22	7.250%	5,848,000	6,315,840
Total			100,770,422
Transportation Services 0.1%
Hertz Corp. (The)
10/15/20	5.875%	1,898,000	1,959,685
10/15/22	6.250%	$990,000	$1,029,600
Total			2,989,285
Wireless 6.4%
Altice SA (a)
05/15/22	7.750%	5,890,000	6,081,425
02/15/25	7.625%	5,141,000	5,308,082

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Crown Castle International Corp.
04/15/22	4.875%	1,994,000	2,088,715
01/15/23	5.250%	6,525,000	6,883,875
Numericable-SFR (a)
05/15/19	4.875%	3,325,000	3,325,000
05/15/22	6.000%	8,271,000	8,415,742
SBA Communications Corp. (a)
07/15/22	4.875%	2,543,000	2,543,000
SBA Telecommunications, Inc.
07/15/20	5.750%	8,109,000	8,534,722
Sprint Communications, Inc.
08/15/20	7.000%	766,000	785,870
11/15/21	11.500%	4,050,000	5,001,750
Sprint Communications, Inc. (a)
11/15/18	9.000%	18,977,000	22,060,762
03/01/20	7.000%	2,555,000	2,830,455
Sprint Corp.
09/15/21	7.250%	4,383,000	4,467,921
09/15/23	7.875%	3,733,000	3,854,323
06/15/24	7.125%	2,918,000	2,903,410
02/15/25	7.625%	3,143,000	3,174,430
T-Mobile USA, Inc.
04/28/21	6.633%	6,228,000	6,625,035
01/15/22	6.125%	2,417,000	2,543,893
04/28/22	6.731%	1,126,000	1,199,190
03/01/23	6.000%	5,291,000	5,518,566
04/01/23	6.625%	4,656,000	4,929,540
01/15/24	6.500%	2,417,000	2,555,978
03/01/25	6.375%	1,324,000	1,383,580
Wind Acquisition Finance SA (a)
04/30/20	6.500%	6,048,000	6,410,880
07/15/20	4.750%	8,653,000	8,739,530
04/23/21	7.375%	4,756,000	4,958,130
Total			133,123,804
Wirelines 4.1%
CenturyLink, Inc.
06/15/21	6.450%	9,793,000	10,747,818
03/15/22	5.800%	1,706,000	1,812,625
12/01/23	6.750%	2,362,000	2,667,584
Frontier Communications Corp.
03/15/19	7.125%	1,309,000	1,430,083
07/01/21	9.250%	2,492,000	2,909,410
09/15/21	6.250%	822,000	844,605
04/15/22	8.750%	3,150,000	3,581,156
04/15/24	7.625%	4,048,000	4,331,360
01/15/25	6.875%	11,803,000	11,832,507
Level 3 Communications, Inc.
12/01/22	5.750%	3,994,000	4,103,835
Level 3 Financing, Inc.
06/01/20	7.000%	4,765,000	5,122,375
01/15/21	6.125%	2,848,000	3,015,320
08/15/22	5.375%	6,190,000	6,404,731
Telecom Italia Capital SA
06/18/19	7.175%	6,460,000	7,469,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telecom Italia SpA (a)
05/30/24	5.303%	$3,017,000	$3,167,850
Windstream Corp.
10/15/20	7.750%	2,853,000	2,951,999
10/01/21	7.750%	1,470,000	1,484,700
08/01/23	6.375%	600,000	552,000
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,907,000	2,154,910
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	8,590,000	8,783,275
Total			85,367,518
Total Corporate Bonds & Notes (Cost: $1,867,353,000)			$1,936,604,171

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (a)(d)(f)(i)
10/01/13	13.000%	3,250,000	1,624,480
Total Municipal Bonds (Cost: $3,250,000)			$1,624,480

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 2.2%
Chemicals 0.2%
PQ Corp. Term Loan (c)(j)
08/07/17	4.000%	4,438,754	4,423,973
Health Care 1.3%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(j)
03/20/20	8.500%	7,462,000	7,359,397
U.S. Renal Care, Inc. (c)(j)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	7,405,387	7,374,506
2nd Lien Term Loan
01/03/20	10.250%	5,065,000	5,077,663
2nd Lien Tranche B-1 Term Loan
07/03/19	8.500%	1,996,001	2,000,991
United Surgical Partners International, Inc. Tranche B Term Loan (c)(j)
04/03/19	4.750%	5,230,370	5,230,370
Total			27,042,927

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging 0.1%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (c)(j)
12/27/20	6.250%	$1,250,000	$1,253,125
Technology 0.6%
Applied Systems, Inc. (c)(j)
1st Lien Term Loan
01/25/21	4.250%	564,300	562,539
2nd Lien Term Loan
01/24/22	7.500%	666,000	660,006
Riverbed Technology, Inc. Tranche B Term Loan (b)(c)(j)
02/25/22	0.000%	6,112,459	6,158,303
TIBCO Software, Inc. Term Loan (b)(c)(j)
12/04/20	6.500%	5,436,000	5,413,930
Total			12,794,778
Total Senior Loans (Cost: $45,204,757)			$45,514,803

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (f)(g)(h)(k)		50,004	$—
TOTAL FINANCIALS			—
Total Common Stocks (Cost: $—)			$—

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (f)(h)(k)		25,000,000	70,225
TOTAL FINANCIALS			70,225
Total Limited Partnerships (Cost: $—)			$70,225

	Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.118% (l)(m)	95,505,346	$95,505,346
Total Money Market Funds (Cost: $95,505,346)		$95,505,346

Total Investments
(Cost: $2,011,313,103) (n)	$2,079,319,025(o)
Other Assets & Liabilities, Net	6,305,590
Net Assets	$2,085,624,615

Investments in Derivatives Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $283,500 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(210)	USD	(26,837,345)	06/2015	—	(121,753)

Credit Default Swap Contracts Outstanding at February 28, 2015

At February 28, 2015, securities and cash totaling $1,013,319 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	3.226%	19,800,000	274,999	187,000	461,999	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $814,888,552 or 39.07% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2015, the value of these securities amounted to $5,590,225, which represents 0.27% of net assets.

(e)	Zero coupon bond.
(f)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2015 was $2,468,257, which represents 0.12% of net assets.  Information concerning such security holdings at February 28, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/13 13.000%	10-04-2004	3,250,000
Fairlane Management Corp.	09-23-2002	—
Six Flags, Inc., Escrow
06/01/44 0.000%	05-07-2010	—
United Artists Theatre Circuit, Inc.
07/01/15 9.300%	12-06-2001	185,870
United Artists Theatre Circuit, Inc.
07/01/15 9.300%	04-03-2002	582,615
Varde Fund V LP	04-27-2000 - 06-19-2000	—	*

*The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital.

(g)	Negligible market value.
(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $843,777, which represents 0.04% of net assets.

(i)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At February 28, 2015, the value of these securities amounted to $1,624,480 or 0.08% of net assets.

(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)	Non-income producing.
(l)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	68,543,128	765,610,466	(738,648,248)	95,505,346	56,252	95,505,346

(n)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $2,011,313,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$80,890,000
Unrealized Depreciation	(12,884,000)
Net Unrealized Appreciation	$68,006,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Bonds
Corporate Bonds & Notes
Leisure	—	28,036,572	773,552		28,810,124
All other industries	—	1,907,794,047	—		1,907,794,047
Municipal Bonds	—	1,624,480	—		1,624,480
Total Bonds	—	1,937,455,099	773,552		1,938,228,651
Equity Securities
Common Stocks
Financials	—	—	0	(a)	0	(a)
Total Equity Securities	—	—	0	(a)	0	(a)
Other
Senior Loans
Health Care	—	12,604,876	14,438,051		27,042,927
Lodging	—	—	1,253,125		1,253,125
All other industries	—	17,218,751	—		17,218,751
Limited Partnerships	—	—	70,225		70,225
Total Other	—	29,823,627	15,761,401		45,585,028
Mutual Funds
Money Market Funds	95,505,346	—	—		95,505,346
Total Mutual Funds	95,505,346	—	—		95,505,346
Investments in Securities	95,505,346	1,967,278,726	16,534,953		2,079,319,025
Derivatives
Assets
Swap Contracts	—	461,999	—		461,999
Liabilities
Futures Contracts	(121,753)	—	—		(121,753)
Total	95,383,593	1,967,740,725	16,534,953		2,079,659,271

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Certain common stock classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

	Transfers In			Transfers Out
Level 2 ($)		Level 3 ($)	Level 2 ($)		Level 3 ($)
—		2,018,456	2,018,456		—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mortgage Opportunities Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 122.3%
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.828%	$4,374,666	$991,905
CMO IO Series 311 Class S1
08/15/43	5.778%	41,173,787	8,658,150
CMO IO Series 3922 Class SH
09/15/41	5.728%	22,355,124	3,569,212
CMO IO Series 3957 Class WS
11/15/41	6.378%	11,396,850	1,869,708
CMO IO Series 4223 Class DS
12/15/38	5.928%	3,597,079	582,723
CMO IO Series 4286 Class NS
12/15/43	5.728%	3,805,483	946,003
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO STRIPS Series 304 Class C67
12/15/42	4.500%	13,491,039	3,388,200
CMO IO Series 329 Class C5
06/15/43	3.500%	1,849,938	367,643
CMO IO Series 4215 Class IL
07/15/41	3.500%	14,108,998	1,748,893
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2013-101 Class CS
10/25/43	5.729%	6,458,910	1,714,151
CMO IO Series 2013-124 Class SB
12/25/43	5.779%	9,459,560	1,945,252
CMO IO Series 2013-54 Class BS
06/25/43	5.979%	9,103,107	2,357,669
CMO IO Series 2013-97 Class SB
06/25/32	5.929%	4,417,682	740,902
Federal National Mortgage Association (c)(d)
CMO IO Series 2012-152 Class EI
07/25/31	3.000%	18,704,330	2,398,537
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	2,771,346	357,277
CMO IO Series 2013-117 Class AI
04/25/36	3.500%	7,050,805	793,856
CMO IO Series 2013-118 Class AI
09/25/38	4.000%	7,836,606	1,071,236
CMO IO Series 2013-31 Class IH
02/25/43	3.500%	16,168,468	2,403,658
Federal National Mortgage Association (c)(e)
03/18/30	3.500%	45,000,000	47,727,248
Government National Mortgage Association (c)(d)
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	14,935,198	2,469,150
Government National Mortgage Association (c)(e)
03/23/45	3.000%	50,000,000	51,330,080
03/23/45	3.500%	75,000,000	78,656,250

Total Residential Mortgage-Backed Securities - Agency (Cost: $218,869,897)			$216,087,703

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 26.8%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A (c)(f)(g)
08/25/54	3.850%	$1,967,665	$1,967,665
BCAP LLC Trust (b)(c)(f)
CMO Series 2014-RR3 Class 3A1
07/26/36	0.307%	942,590	878,793
Series 2010-RR11 Class 8A1
05/27/37	5.782%	1,968,398	2,020,483
Citigroup Mortgage Loan Trust (b)(c)(f)
CMO Series 2009-9 Class 7A2
01/25/36	2.472%	1,000,000	959,742
CMO Series 2014-11 Class 5A2
11/25/36	25.021%	1,589,159	1,925,044
CMO Series 2014-2 Class 3A3
08/25/37	0.308%	3,218,000	2,904,245
Credit Suisse Mortgage Capital Certificates (b)(c)(f)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	1,960,269	1,951,510
CMO Series 2014-RPL4 Class A2
08/25/62	3.744%	3,000,000	2,864,590
Credit Suisse Mortgage Capital Certificates (b)(c)(f)(g)
CMO Series 2015-RPL1 Class A2
02/25/57	3.743%	1,845,000	1,776,772
Credit Suisse Mortgage Capital Certificates (c)(f)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	1,000,000	1,003,274
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	3,000,000	2,919,978
CMO Series 2010-9R Class 2A5
02/27/38	4.000%	2,709,000	2,600,922
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	1,000,000	1,002,085
Credit Suisse Securities (USA) LLC (c)(f)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	3,500,239	3,367,608
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	1,732,928	1,680,018
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	2,500,000	2,508,843
Jefferies Resecuritization Trust Series 2014-R1 Class 1A1 (c)(f)
12/27/37	4.000%	2,555,700	2,555,365
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B (b)(c)(f)
09/26/36	2.614%	8,157,742	8,006,824
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (b)(c)(d)(f)
01/25/54	2.241%	34,731,253	2,495,996
VML LLC CMO Series 2014-NPL1 Class A1 (b)(c)(f)
04/25/54	3.875%	1,942,511	1,944,065

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $46,146,585)			$47,333,822

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 33.5%
American Homes 4 Rent Trust (c)(f)
Series 2014-SFR2 Class E
10/17/36	6.231%	$5,000,000	$5,238,275
Series 2014-SFR3 Class E
12/17/36	6.418%	3,000,000	3,184,554
American Homes 4 Rent (b)(c)(f)
Series 2014-SFR1 Class E
06/17/31	2.750%	7,000,000	6,752,201
Series 2014-SFR1 Class F
06/17/31	3.500%	3,250,000	3,168,217
American Homes 4 Rent (c)(e)(f)
Series 2015-SFR1 Class E
04/17/45	5.639%	1,500,000	1,499,887
Series 2015-SFR1 Class F
04/17/45	5.885%	2,000,000	1,999,866
Aventura Mall Trust Series 2013-AVM Class E (b)(c)(f)
12/05/32	3.743%	5,000,000	4,961,835
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(c)(f)
07/05/33	5.176%	2,000,000	2,031,108
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class B (b)(c)(f)
10/26/44	2.421%	2,000,000	1,900,435
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class AMFX (b)(c)
12/11/49	5.366%	1,000,000	1,045,566
GS Mortgage Securities Trust Series 2007-GG10 Class AM (b)(c)
08/10/45	5.796%	7,500,000	7,726,882
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM (c)
05/15/47	5.372%	3,000,000	3,121,122
ORES NPL LLC Series 2013-LV2 Class A (c)(f)
09/25/25	3.081%	1,154,573	1,154,573
Rialto Capital Management LLC Series 2014-LT5 Class B (c)(f)
05/15/24	5.000%	3,000,000	3,000,000
Rialto Real Estate Fund LP (c)(f)
Series 2014-LT5 Class A
05/15/24	2.850%	933,383	933,383
Series 2014-LT6 Class B
09/15/24	5.486%	1,000,000	1,001,725
VFC LLC (c)(f)
Series 2014-2 Class A
07/20/30	2.750%	7,453,566	7,453,712
Series 2014-2 Class B
07/20/30	5.500%	3,000,000	2,999,880

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $58,638,370)			$59,173,221

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 10.5%
A Voce CLO Ltd. Series 2014-1A Class C (b)(f)
07/15/26	3.753%	$1,000,000	$939,683
Ballyrock CLO LLC Series 2014-1A Class C (b)(f)
10/20/26	3.981%	1,630,000	1,584,655
Betony CLO Ltd. Series 2015-1A Class E (e)(f)
04/15/27	5.612%	2,250,000	2,038,275
Carlyle Global Market Strategies CLO Series 2014-3A Class C1 (b)(f)
07/27/26	3.956%	2,000,000	1,955,086
GCAT LLC Series 2014-2 Class A1 (b)(f)
10/25/19	3.721%	960,373	957,239
HLSS Servicer Advance Receivables Trust Series 2013-T1 Class A3 (f)
01/15/48	2.289%	2,000,000	1,965,000
New York Mortgage Trust Residential LLC (b)(f)
Series 2013-RP2A Class A
09/25/18	4.600%	1,388,743	1,407,367
New York Mortgage Trust Residential LLC (b)(f)(g)
Series 2013-RP1A Class A
07/25/18	4.250%	1,637,417	1,645,604
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(f)
07/14/26	3.850%	3,000,000	2,912,274
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(f)
06/25/54	3.125%	668,960	668,227
Vericrest Opportunity Loan Transferee (b)(f)
Series 2014-3A Class A1
05/26/54	3.250%	559,698	560,153
Series 2015-NPL4 Class A1
02/25/55	3.500%	2,000,000	1,997,891

Total Asset-Backed Securities - Non-Agency (Cost: $18,609,001)			$18,631,454

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.8%
Put - OTC 5-Year Interest Rate Swap 1(h)
	100,000,000	2.50	10/30/15	518,230
Put - OTC 5-Year Interest Rate Swap 3(h)
	70,000,000	3.25	08/18/17	938,042

Total Options Purchased Puts (Cost: $3,066,500)				$1,456,272

	Shares	Value

Money Market Funds 10.0%
Columbia Short-Term Cash Fund, 0.118% (i)(j)	17,665,152	$17,665,152
Total Money Market Funds (Cost: $17,665,152)		$17,665,152

Total Investments
(Cost: $362,995,505) (k)	$360,347,624(l)
Other Assets & Liabilities, Net	(183,618,680)
Net Assets	$176,728,944

Investments in Derivatives Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $1,031,962 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	537	USD	68,626,925	06/2015	115,180	—
US 2YR NOTE	4	USD	874,313	06/2015	873	—
Total			69,501,238		116,053	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(71)	USD	(8,468,969)	06/2015	—	(19,524)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 28, 2015:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
03/12/45 3.000%	45,000,000	03-12-2015	46,146,094	45,840,425

(b)	Variable rate security.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $113,244,927 or 64.08% of net assets.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $5,390,041, which represents 3.05% of net assets.

(h)	Purchased swaption contracts outstanding at February 28, 2015:

At February 28, 2015, securities and cash totaling $1,517,067 were received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	08/18/2017	70,000,000	1,851,500	938,042
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.500	10/30/2015	100,000,000	1,215,000	518,230
Total								1,456,272

(i)	The rate shown is the seven-day current annualized yield at February 28, 2015.

(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,635,633	175,329,814	(159,300,295)	17,665,152	2,081	17,665,152

(k)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $362,996,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,664,000
Unrealized Depreciation	(5,312,000)
Net Unrealized Depreciation	$(2,648,000)

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	216,087,703	—	216,087,703
Residential Mortgage-Backed Securities - Non-Agency	—	32,194,925	15,138,897	47,333,822
Commercial Mortgage-Backed Securities - Non-Agency	—	59,173,221	—	59,173,221
Asset-Backed Securities - Non-Agency	—	16,985,850	1,645,604	18,631,454
Total Bonds	—	324,441,699	16,784,501	341,226,200
Other
Options Purchased Puts	—	1,456,272	—	1,456,272
Total Other	—	1,456,272	—	1,456,272
Mutual Funds
Money Market Funds	17,665,152	—	—	17,665,152
Total Mutual Funds	17,665,152	—	—	17,665,152
Investments in Securities	17,665,152	325,897,971	16,784,501	360,347,624
Forward Sale Commitments Liability	—	(45,840,425)	—	(45,840,425)
Derivatives
Assets
Futures Contracts	116,053	—	—	116,053
Liabilities
Futures Contracts	(19,524)	—	—	(19,524)
Total	17,761,681	280,057,546	16,784,501	314,603,728

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Residential Mortgage- Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of May 31, 2014	32,675,752	8,276,749	40,952,501
Accrued discounts/premiums	(33,386)	(5,108)	(38,494)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	418,627	772	419,399
Sales	(9,992,655)	(3,385,290)	(13,377,945)
Purchases	10,591,842	2,160,681	12,752,523
Transfers into Level 3	—	—	—
Transfers out of Level 3	(18,521,283)	(5,402,200)	(23,923,483)
Balance as of February 28, 2015	15,138,897	1,645,604	16,784,501

(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2015 was $416,262 which is comprised of Residential Mortgage-Backed Securities – Non-Agency of $415,490 and Asset-Backed Securities – Non-Agency of $772.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
16,498,597	—	—	16,498,597

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.0%
CONSUMER DISCRETIONARY 12.0%
Auto Components 2.4%
American Axle & Manufacturing Holdings, Inc. (a)	177,839	$4,431,748
Dana Holding Corp.	217,619	4,754,975
Total		9,186,723
Hotels, Restaurants & Leisure 1.1%
Ignite Restaurant Group, Inc. (a)	20,492	146,108
Interval Leisure Group, Inc.	38,455	1,038,285
SeaWorld Entertainment, Inc.	105,070	1,969,012
Six Flags Entertainment Corp.	22,750	1,030,347
Total		4,183,752
Household Durables 2.6%
KB Home	37,470	522,706
Taylor Morrison Home Corp., Class A (a)	51,340	989,835
Tempur Sealy International, Inc. (a)	58,370	3,356,859
Tupperware Brands Corp.	8,460	604,044
Whirlpool Corp.	20,149	4,270,581
Total		9,744,025
Leisure Products 0.8%
Arctic Cat, Inc.	50,899	1,855,778
Brunswick Corp.	23,555	1,277,623
Total		3,133,401
Media 0.3%
John Wiley & Sons, Inc., Class A	15,428	997,574
Multiline Retail 0.3%
Big Lots, Inc.	20,540	979,963
Specialty Retail 4.3%
Abercrombie & Fitch Co., Class A	39,065	966,468
ANN, Inc. (a)	22,410	804,743
Ascena Retail Group, Inc. (a)	88,430	1,184,962
Cato Corp. (The), Class A	4,941	219,084
Chico’s FAS, Inc.	75,995	1,385,389
Children’s Place, Inc. (The)	31,010	1,767,260
DSW, Inc., Class A	20,200	761,338
Finish Line, Inc., Class A (The)	34,410	842,357
Guess?, Inc.	16,225	293,835
Kirkland’s, Inc. (a)	17,145	407,537
Men’s Wearhouse, Inc. (The)	55,086	2,764,766
Office Depot, Inc. (a)	152,420	1,428,175
Pier 1 Imports, Inc.	95,580	1,152,695
Vitamin Shoppe, Inc. (a)	44,900	1,903,760

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
West Marine, Inc. (a)	54,020	$607,725
Total		16,490,094
Textiles, Apparel & Luxury Goods 0.2%
Crocs, Inc. (a)	75,591	842,840
TOTAL CONSUMER DISCRETIONARY		45,558,372
CONSUMER STAPLES 2.4%
Beverages 0.5%
Treasury Wine Estates Ltd., ADR	429,500	1,782,425
Food & Staples Retailing 0.1%
Pantry, Inc. (The) (a)	12,860	471,962
Food Products 1.8%
Dean Foods Co.	108,713	1,752,454
Flowers Foods, Inc.	118,930	2,573,645
J&J Snack Foods Corp.	10,035	1,015,442
Post Holdings, Inc. (a)	25,305	1,252,091
Total		6,593,632
Tobacco —%
Alliance One International, Inc. (a)	165,343	157,076
TOTAL CONSUMER STAPLES		9,005,095
ENERGY 3.8%
Energy Equipment & Services 1.2%
Forum Energy Technologies, Inc. (a)	55,400	1,081,962
Gulfmark Offshore, Inc., Class A	30,255	497,392
Helix Energy Solutions Group, Inc. (a)	56,070	865,721
Paragon Offshore PLC	325,700	670,942
Parker Drilling Co. (a)	273,500	845,115
Tidewater, Inc.	25,000	705,000
Total		4,666,132
Oil, Gas & Consumable Fuels 2.6%
Advantage Oil & Gas Ltd. (a)	304,421	1,586,033
Ardmore Shipping Corp.	95,916	1,013,832
Diamondback Energy, Inc. (a)	26,600	1,894,186
Laredo Petroleum, Inc. (a)	81,250	969,313
LinnCo LLC	57,534	634,600
Nordic American Tankers Ltd.	73,000	746,790
Oasis Petroleum, Inc. (a)	92,553	1,326,285
Petroquest Energy, Inc. (a)	299,520	874,598

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
RSP Permian, Inc. (a)	25,275	$686,469
Total		9,732,106
TOTAL ENERGY		14,398,238
FINANCIALS 18.3%
Banks 8.5%
Ameris Bancorp	63,325	1,657,215
BancFirst Corp.	12,855	763,330
BankUnited, Inc.	26,205	849,304
Banner Corp.	20,180	881,059
Cathay General Bancorp	39,105	1,010,082
City National Corp.	40,873	3,693,693
First Busey Corp.	147,550	933,992
First Community Bancshares, Inc.	47,815	768,865
First Horizon National Corp.	88,140	1,259,521
First Niagara Financial Group, Inc.	133,140	1,179,620
FirstMerit Corp.	106,950	1,941,143
Hancock Holding Co.	55,130	1,613,655
Hanmi Financial Corp.	66,125	1,304,646
Investors Bancorp, Inc.	146,153	1,677,836
Lakeland Financial Corp.	22,531	879,610
Peoples Bancorp, Inc.	28,994	688,318
Prosperity Bancshares, Inc.	46,270	2,393,547
Simmons First National Corp., Class A	30,255	1,238,942
Texas Capital Bancshares, Inc. (a)	46,100	2,140,423
Umpqua Holdings Corp.	197,390	3,264,831
Zions Bancorporation	75,950	2,030,523
Total		32,170,155
Capital Markets 0.3%
Virtus Investment Partners, Inc.	9,289	1,225,869
Consumer Finance 0.3%
Encore Capital Group, Inc. (a)	31,518	1,259,775
Insurance 4.0%
American National Insurance Co.	32,965	3,453,084
Horace Mann Educators Corp.	101,700	3,277,791
Montpelier Re Holdings Ltd.	80,358	2,896,102
Platinum Underwriters Holdings Ltd.	71,025	5,422,759
Total		15,049,736
Real Estate Investment Trusts (REITs) 3.3%
Capstead Mortgage Corp.	42,650	510,521
Chimera Investment Corp.	285,425	916,214
Equity Commonwealth (a)	43,200	1,142,640

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Granite Real Estate Investment Trust	90,205	$3,244,674
New Residential Investment Corp.	71,650	1,082,631
Parkway Properties, Inc.	92,238	1,624,311
PennyMac Mortgage Investment Trust	74,270	1,592,349
Redwood Trust, Inc.	88,640	1,694,797
Urstadt Biddle Properties, Inc., Class A	30,625	695,800
Total		12,503,937
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	8,784	1,416,420
Thrifts & Mortgage Finance 1.5%
Bank Mutual Corp.	17,471	125,267
Essent Group Ltd. (a)	78,890	1,831,826
Ladder Capital Corp., Class A (a)	74,220	1,365,648
Ocwen Financial Corp. (a)	195,432	1,590,816
TFS Financial Corp.	61,610	868,701
Total		5,782,258
TOTAL FINANCIALS		69,408,150
HEALTH CARE 6.4%
Biotechnology 0.2%
Emergent Biosolutions, Inc. (a)	30,795	922,926
Health Care Equipment & Supplies 3.5%
Alere, Inc. (a)	31,755	1,443,900
Alphatec Holdings, Inc. (a)	269,800	391,210
Haemonetics Corp. (a)	100,048	4,448,134
Hill-Rom Holdings, Inc.	15,870	760,490
Integra LifeSciences Holdings Corp. (a)	31,085	1,865,411
OraSure Technologies, Inc. (a)	80,405	575,700
Orthofix International NV (a)	64,645	2,096,437
STERIS Corp.	23,750	1,532,350
Total		13,113,632
Health Care Providers & Services 2.1%
AMN Healthcare Services, Inc. (a)	137,228	3,095,864
Amsurg Corp. (a)	5,687	341,789
HealthSouth Corp.	68,106	2,959,887
LHC Group, Inc. (a)	45,062	1,523,095
Total		7,920,635
Life Sciences Tools & Services 0.6%
Bio-Rad Laboratories, Inc., Class A (a)	7,980	1,014,896

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc. (a)	15,725	$1,205,636
Total		2,220,532
TOTAL HEALTH CARE		24,177,725
INDUSTRIALS 20.2%
Aerospace & Defense 0.3%
Orbital ATK, Inc.	15,279	1,012,723
Air Freight & Logistics 0.7%
Forward Air Corp.	53,100	2,840,850
Airlines 0.6%
Air France-KLM, ADR (a)	286,770	2,266,917
Building Products 1.9%
Gibraltar Industries, Inc. (a)	77,206	1,131,840
Simpson Manufacturing Co., Inc.	60,485	2,189,557
Trex Co., Inc. (a)	77,690	3,911,691
Total		7,233,088
Commercial Services & Supplies 3.3%
Herman Miller, Inc.	89,590	2,774,602
KAR Auction Services, Inc.	95,615	3,487,079
Mobile Mini, Inc.	75,210	3,120,463
Tetra Tech, Inc.	54,948	1,397,328
United Stationers, Inc.	42,725	1,725,663
Total		12,505,135
Construction & Engineering 1.2%
Comfort Systems U.S.A., Inc.	96,519	1,804,905
EMCOR Group, Inc.	45,985	2,024,720
Great Lakes Dredge & Dock Corp. (a)	117,960	719,556
Total		4,549,181
Electrical Equipment 1.4%
AZZ, Inc.	60,565	2,750,862
Babcock & Wilcox Co. (The)	58,673	1,821,210
EnerSys	10,010	653,653
Total		5,225,725
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	16,870	1,570,091
Machinery 5.8%
Actuant Corp., Class A	48,800	1,241,472

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Astec Industries, Inc.	11,840	$506,397
Barnes Group, Inc.	76,500	3,061,530
CLARCOR, Inc.	13,810	908,836
Dynamic Materials Corp.	20,030	323,485
ESCO Technologies, Inc.	81,955	3,158,546
Harsco Corp.	62,755	1,034,830
IDEX Corp.	18,853	1,456,583
ITT Corp.	21,670	889,987
Manitowoc Co., Inc. (The)	43,580	964,425
NN, Inc.	64,244	1,780,201
Oshkosh Corp.	53,345	2,602,703
Tecumseh Products Co. (a)	10,948	33,829
Terex Corp.	91,104	2,497,161
TriMas Corp. (a)	24,142	723,294
Watts Water Technologies, Inc., Class A	11,725	644,640
Total		21,827,919
Professional Services 0.9%
FTI Consulting, Inc. (a)	20,400	752,148
Korn/Ferry International (a)	31,800	973,080
Resources Connection, Inc.	104,596	1,853,441
Total		3,578,669
Road & Rail 0.8%
Heartland Express, Inc.	52,410	1,319,160
Landstar System, Inc.	21,835	1,533,253
Total		2,852,413
Trading Companies & Distributors 2.9%
AerCap Holdings NV (a)	163,500	7,275,750
Applied Industrial Technologies, Inc.	21,180	927,896
Beacon Roofing Supply, Inc. (a)	41,110	1,234,122
Veritiv Corp. (a)	27,500	1,392,875
Total		10,830,643
TOTAL INDUSTRIALS		76,293,354
INFORMATION TECHNOLOGY 18.5%
Communications Equipment 1.4%
Aviat Networks, Inc. (a)	448,926	570,136
NETGEAR, Inc. (a)	18,942	610,690
Polycom, Inc. (a)	99,045	1,368,802
Riverbed Technology, Inc. (a)	137,920	2,888,045
Total		5,437,673
Electronic Equipment, Instruments & Components 7.5%
Celestica, Inc. (a)	142,743	1,681,512

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Electro Scientific Industries, Inc.	211,110	$1,458,770
FARO Technologies, Inc. (a)	29,400	1,763,118
GSI Group, Inc. (a)	35,530	467,219
II-VI, Inc. (a)	165,355	2,892,059
Jabil Circuit, Inc.	72,065	1,583,268
Littelfuse, Inc.	20,140	2,020,445
Mercury Systems, Inc. (a)	93,680	1,594,434
Park Electrochemical Corp.	51,270	1,113,072
Plexus Corp. (a)	45,600	1,835,400
Radisys Corp. (a)	163,050	383,167
Sanmina Corp. (a)	347,608	7,890,702
Vishay Intertechnology, Inc.	252,337	3,593,279
Total		28,276,445
Internet Software & Services 0.2%
EarthLink Holdings Corp.	150,540	642,806
IT Services 1.3%
CoreLogic, Inc. (a)	65,680	2,189,771
EVERTEC, Inc.	107,841	2,248,485
VeriFone Systems, Inc. (a)	14,235	500,930
Total		4,939,186
Semiconductors & Semiconductor Equipment 5.3%
Axcelis Technologies, Inc. (a)	577,604	1,617,291
Brooks Automation, Inc.	214,190	2,570,280
Diodes, Inc. (a)	108,080	3,079,199
Fairchild Semiconductor International, Inc. (a)	191,800	3,344,992
Micron Technology, Inc. (a)	126,000	3,864,420
Photronics, Inc. (a)	326,614	2,714,163
Tessera Technologies, Inc.	31,380	1,257,083
Xcerra Corp. (a)	157,900	1,433,732
Total		19,881,160
Software 1.7%
BroadSoft, Inc. (a)	32,135	1,010,967
Informatica Corp. (a)	84,467	3,627,435
Mentor Graphics Corp.	82,400	1,933,104
Total		6,571,506
Technology Hardware, Storage & Peripherals 1.1%
Avid Technology, Inc. (a)	124,800	1,956,864
Logitech International SA	44,235	653,793
QLogic Corp. (a)	106,503	1,598,610
Total		4,209,267
TOTAL INFORMATION TECHNOLOGY		69,958,043

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 7.2%
Chemicals 2.3%
Innospec, Inc.	37,050	$1,636,498
Minerals Technologies, Inc.	24,945	1,826,722
PolyOne Corp.	75,780	3,011,497
Scotts Miracle-Gro Co., Class A	24,562	1,609,057
Sensient Technologies Corp.	10,180	647,550
Total		8,731,324
Containers & Packaging 1.1%
Berry Plastics Corp. (a)	24,110	827,214
Myers Industries, Inc.	87,130	1,733,887
Silgan Holdings, Inc.	25,660	1,473,141
Total		4,034,242
Metals & Mining 2.1%
Allegheny Technologies, Inc.	19,670	662,092
AuRico Gold, Inc.	952,829	3,373,015
Coeur Mining, Inc. (a)	498,140	2,909,138
Pan American Silver Corp.	97,900	947,182
Total		7,891,427
Paper & Forest Products 1.7%
PH Glatfelter Co.	58,221	1,426,414
Resolute Forest Products, Inc. (a)	287,998	5,253,084
Total		6,679,498
TOTAL MATERIALS		27,336,491
UTILITIES 1.2%
Electric Utilities 0.6%
Portland General Electric Co.	17,120	638,405
Unitil Corp.	12,850	436,643
Westar Energy, Inc.	33,735	1,310,605
Total		2,385,653
Gas Utilities 0.4%
Laclede Group, Inc. (The)	10,955	567,031
New Jersey Resources Corp.	12,095	756,905
Total		1,323,936
Water Utilities 0.2%
American States Water Co.	16,870	676,993
TOTAL UTILITIES		4,386,582
Total Common Stocks (Cost: $264,607,920)		$340,522,050

Issuer	Shares	Value

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(b)(c)(d)	52,560	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 11.6%
Columbia Short-Term Cash Fund, 0.118% (e)(f)	43,913,640	$43,913,640
Total Money Market Funds (Cost: $43,913,640)		$43,913,640
Total Investments
(Cost: $308,521,560) (g)		$384,435,690(h)
Other Assets & Liabilities, Net		(5,930,834)
Net Assets		$378,504,856

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Negligible market value.
(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2015 was $0. Information concerning such security holdings at February 28, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12-17-2013	—

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $0.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,223,125	152,869,996	(143,179,481)	43,913,640	26,363	43,913,640

(g)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $308,522,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$94,652,000
Unrealized Depreciation	(18,738,000)
Net Unrealized Appreciation	$75,914,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	45,558,372	—	—		45,558,372
Consumer Staples	9,005,095	—	—		9,005,095
Energy	14,398,238	—	—		14,398,238
Financials	69,408,150	—	—		69,408,150
Health Care	24,177,725	—	—		24,177,725
Industrials	76,293,354	—	—		76,293,354
Information Technology	69,958,043	—	—		69,958,043
Materials	27,336,491	—	—		27,336,491
Utilities	4,386,582	—	—		4,386,582
Rights
Industrials	—	—	0	(a)	0	(a)
Total Equity Securities	340,522,050	—	0	(a)	340,522,050
Mutual Funds
Money Market Funds	43,913,640	—	—		43,913,640
Total Mutual Funds	43,913,640	—	—		43,913,640
Total	384,435,690	—	0	(a)	384,435,690

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 5.8%
Multiline Retail 2.6%
Nordstrom, Inc.	340,000	$27,346,200
Specialty Retail 3.2%
Lowe’s Companies, Inc.	450,000	33,340,500
TOTAL CONSUMER DISCRETIONARY		60,686,700
CONSUMER STAPLES 11.5%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	115,000	16,900,400
Food Products 4.0%
Tyson Foods, Inc., Class A	1,000,000	41,310,000
Tobacco 5.9%
Altria Group, Inc.	660,000	37,151,400
Philip Morris International, Inc.	300,000	24,888,000
Total		62,039,400
TOTAL CONSUMER STAPLES		120,249,800
ENERGY 13.5%
Oil, Gas & Consumable Fuels 13.5%
Anadarko Petroleum Corp.	300,000	25,269,000
Chevron Corp.	140,000	14,935,200
ConocoPhillips	275,000	17,930,000
Marathon Oil Corp.	450,000	12,537,000
Marathon Petroleum Corp.	250,000	26,250,000
Valero Energy Corp.	435,475	26,864,453
Williams Companies, Inc. (The)	350,000	17,164,000
Total		140,949,653
TOTAL ENERGY		140,949,653
FINANCIALS 23.6%
Banks 12.7%
Bank of America Corp.	1,960,000	30,987,600
Citigroup, Inc.	700,000	36,694,000
JPMorgan Chase & Co.	540,000	33,091,200
Wells Fargo & Co.	580,000	31,778,200
Total		132,551,000
Capital Markets 3.3%
Morgan Stanley	960,000	34,358,400

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 7.6%
MetLife, Inc.	450,000	$22,873,500
Prudential Financial, Inc.	325,000	26,276,250
Unum Group	900,000	30,204,000
Total		79,353,750
TOTAL FINANCIALS		246,263,150
HEALTH CARE 9.3%
Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	200,000	13,830,000
Health Care Providers & Services 4.5%
Express Scripts Holding Co. (a)	200,000	16,958,000
Humana, Inc.	185,000	30,410,300
Total		47,368,300
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	600,000	36,552,000
TOTAL HEALTH CARE		97,750,300
INDUSTRIALS 11.0%
Aerospace & Defense 6.7%
General Dynamics Corp.	125,000	17,347,500
Honeywell International, Inc.	250,000	25,695,000
United Technologies Corp.	222,000	27,064,020
Total		70,106,520
Road & Rail 4.3%
CSX Corp.	650,000	22,301,500
Union Pacific Corp.	190,000	22,849,400
Total		45,150,900
TOTAL INDUSTRIALS		115,257,420
INFORMATION TECHNOLOGY 11.2%
Communications Equipment 1.8%
Juniper Networks, Inc.	805,000	19,247,550
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	865,937	21,128,863
IT Services 3.4%
Teradata Corp. (a)	800,000	35,616,000

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials, Inc.	1,658,000	$41,532,900
TOTAL INFORMATION TECHNOLOGY		117,525,313
MATERIALS 4.7%
Chemicals 2.8%
EI du Pont de Nemours & Co.	375,000	29,193,750
Metals & Mining 1.9%
Freeport-McMoRan, Inc.	900,000	19,467,000
TOTAL MATERIALS		48,660,750
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 4.0%
Verizon Communications, Inc.	840,000	41,538,000
TOTAL TELECOMMUNICATION SERVICES		41,538,000

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.1%
Independent Power and Renewable Electricity Producers 3.1%
AES Corp. (The)	2,496,110	$32,374,546
TOTAL UTILITIES		32,374,546
Total Common Stocks (Cost: $666,093,386)		$1,021,255,632

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	26,736,781	$26,736,781
Total Money Market Funds (Cost: $26,736,781)		$26,736,781
Total Investments
(Cost: $692,830,167) (d)		$1,047,992,413(e)
Other Assets & Liabilities, Net		(3,074,773)
Net Assets		$1,044,917,640

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	32,859,842	129,066,439	(135,189,500)	26,736,781	23,290	26,736,781

(d)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $692,830,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$367,539,000
Unrealized Depreciation	(12,377,000)
Net Unrealized Appreciation	$355,162,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	60,686,700	—	—	60,686,700
Consumer Staples	120,249,800	—	—	120,249,800
Energy	140,949,653	—	—	140,949,653
Financials	246,263,150	—	—	246,263,150
Health Care	97,750,300	—	—	97,750,300
Industrials	115,257,420	—	—	115,257,420
Information Technology	117,525,313	—	—	117,525,313
Materials	48,660,750	—	—	48,660,750
Telecommunication Services	41,538,000	—	—	41,538,000
Utilities	32,374,546	—	—	32,374,546
Total Equity Securities	1,021,255,632	—	—	1,021,255,632
Mutual Funds
Money Market Funds	26,736,781	—	—	26,736,781
Total Mutual Funds	26,736,781	—	—	26,736,781
Total	1,047,992,413	—	—	1,047,992,413

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 20.3%
Auto Components 4.6%
American Axle & Manufacturing Holdings, Inc. (a)	531,000	$13,232,520
Motorcar Parts of America, Inc. (a)	350,000	9,187,500
Total		22,420,020
Diversified Consumer Services 2.2%
Sotheby’s	250,000	10,987,500
Hotels, Restaurants & Leisure 2.9%
Texas Roadhouse, Inc.	385,000	14,491,400
Household Durables 5.8%
Beazer Homes USA, Inc. (a)	637,000	10,854,480
Lennar Corp., Class A	205,000	10,293,050
William Lyon Homes, Inc. Class A (a)	335,000	7,601,150
Total		28,748,680
Specialty Retail 1.3%
Vitamin Shoppe, Inc. (a)	150,000	6,360,000
Textiles, Apparel & Luxury Goods 3.5%
Hanesbrands, Inc.	135,000	17,217,900
TOTAL CONSUMER DISCRETIONARY		100,225,500
CONSUMER STAPLES 4.5%
Food Products 3.5%
Dean Foods Co.	405,063	6,529,616
WhiteWave Foods Co. (The), Class A (a)	260,000	10,647,000
Total		17,176,616
Personal Products 1.0%
Herbalife Ltd.	160,000	4,961,600
TOTAL CONSUMER STAPLES		22,138,216
ENERGY 5.2%
Energy Equipment & Services 4.5%
Exterran Holdings, Inc.	200,000	6,494,000
Superior Energy Services, Inc.	400,000	8,952,000
Tetra Technologies, Inc. (a)	1,150,000	6,865,500
Total		22,311,500
Oil, Gas & Consumable Fuels 0.7%
Oasis Petroleum, Inc. (a)	235,000	3,367,550
TOTAL ENERGY		25,679,050

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 13.2%
Insurance 9.5%
Endurance Specialty Holdings Ltd.	237,500	$15,097,875
Hanover Insurance Group, Inc. (The)	210,000	14,750,400
Lincoln National Corp.	200,000	11,528,000
Meadowbrook Insurance Group, Inc.	638,090	5,334,432
Total		46,710,707
Real Estate Investment Trusts (REITs) 1.9%
Gaming and Leisure Properties, Inc.	280,000	9,478,000
Thrifts & Mortgage Finance 1.8%
Ladder Capital Corp., Class A (a)	485,100	8,925,840
TOTAL FINANCIALS		65,114,547
HEALTH CARE 16.0%
Biotechnology 1.1%
Ligand Pharmaceuticals, Inc. (a)	100,175	5,516,637
Health Care Equipment & Supplies 2.4%
Analogic Corp.	100,000	8,666,000
Sirona Dental Systems, Inc. (a)	35,000	3,178,700
Total		11,844,700
Health Care Providers & Services 5.4%
PharMerica Corp. (a)	450,000	11,250,000
WellCare Health Plans, Inc. (a)	170,000	15,437,700
Total		26,687,700
Life Sciences Tools & Services 1.4%
Bruker Corp. (a)	375,000	7,136,250
Pharmaceuticals 5.7%
Impax Laboratories, Inc. (a)	380,000	15,310,200
Salix Pharmaceuticals Ltd. (a)	80,000	12,576,000
Total		27,886,200
TOTAL HEALTH CARE		79,071,487
INDUSTRIALS 15.2%
Aerospace & Defense 1.6%
Cubic Corp.	150,000	7,840,500

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 3.9%
United Continental Holdings, Inc. (a)	250,000	$16,295,000
Virgin America, Inc. (a)	81,469	2,854,674
Total		19,149,674
Building Products 0.9%
Armstrong World Industries, Inc. (a)	80,000	4,466,400
Commercial Services & Supplies 2.1%
Waste Connections, Inc.	225,000	10,568,250
Electrical Equipment 2.0%
EnerSys	150,000	9,795,000
Machinery 1.0%
Mueller Industries, Inc.	135,000	4,699,350
Road & Rail 3.7%
Swift Transportation Co. (a)	650,000	18,382,000
TOTAL INDUSTRIALS		74,901,174
INFORMATION TECHNOLOGY 13.9%
Communications Equipment 5.0%
Calix, Inc. (a)	1,050,000	9,177,000
Extreme Networks, Inc. (a)	2,408,763	8,551,108
JDS Uniphase Corp. (a)	500,000	6,885,000
Total		24,613,108
Electronic Equipment, Instruments & Components 3.1%
Belden, Inc.	170,000	15,092,600
IT Services 2.9%
CACI International, Inc., Class A (a)	120,441	10,513,295
EPAM Systems, Inc. (a)	64,000	3,947,520
Total		14,460,815

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 2.9%
Allot Communications Ltd. (a)	425,000	$3,982,250
BroadSoft, Inc. (a)	324,567	10,210,878
Total		14,193,128
TOTAL INFORMATION TECHNOLOGY		68,359,651
MATERIALS 5.3%
Chemicals 3.8%
Ferro Corp. (a)	376,697	4,802,887
Minerals Technologies, Inc.	190,000	13,913,700
Total		18,716,587
Containers & Packaging 1.5%
Owens-Illinois, Inc. (a)	290,000	7,586,400
TOTAL MATERIALS		26,302,987
TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 1.2%
Globalstar, Inc. (a)	2,300,000	5,934,000
Wireless Telecommunication Services 3.2%
Telephone & Data Systems, Inc.	620,000	15,772,800
TOTAL TELECOMMUNICATION SERVICES		21,706,800
Total Common Stocks (Cost: $310,028,672)		$483,499,412

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	9,407,590	$9,407,590
Total Money Market Funds (Cost: $9,407,590)		$9,407,590
Total Investments
(Cost: $319,436,262) (d)		$492,907,002(e)
Other Assets & Liabilities, Net		591,105
Net Assets		$493,498,107

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2015.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,344,688	91,498,889	(84,435,987)	9,407,590	5,168	9,407,590

(d)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $319,436,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$191,070,000
Unrealized Depreciation	(17,599,000)
Net Unrealized Appreciation	$173,471,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	100,225,500	—	—	100,225,500
Consumer Staples	22,138,216	—	—	22,138,216
Energy	25,679,050	—	—	25,679,050
Financials	65,114,547	—	—	65,114,547
Health Care	79,071,487	—	—	79,071,487
Industrials	74,901,174	—	—	74,901,174
Information Technology	68,359,651	—	—	68,359,651
Materials	26,302,987	—	—	26,302,987
Telecommunication Services	21,706,800	—	—	21,706,800
Total Equity Securities	483,499,412	—	—	483,499,412
Mutual Funds
Money Market Funds	9,407,590	—	—	9,407,590
Total Mutual Funds	9,407,590	—	—	9,407,590
Total	492,907,002	—	—	492,907,002

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 3.1%
Diversified Consumer Services 0.8%
LifeLock, Inc. (a)	2,222,000	$31,063,560
Internet & Catalog Retail 0.7%
Travelport Worldwide Ltd.	1,815,006	28,931,196
Media 1.2%
DIRECTV (a)	547,000	48,464,200
Specialty Retail 0.4%
GameStop Corp., Class A	445,400	16,466,438
TOTAL CONSUMER DISCRETIONARY		124,925,394
FINANCIALS —%
Diversified Financial Services —%
Hanei Corp. (b)(c)(d)	49,382	—
TOTAL FINANCIALS		—
INFORMATION TECHNOLOGY 95.6%
Communications Equipment 2.8%
Arista Networks, Inc. (a)	215,300	14,900,913
Arris Group, Inc. (a)	515,200	15,136,576
Cisco Systems, Inc.	666,500	19,668,415
F5 Networks, Inc. (a)	545,800	64,467,167
Flashpoint Technology, Inc. (b)(c)(d)	246,914	—
Total		114,173,071
Internet Software & Services 6.1%
Baidu, Inc., ADR (a)	43,300	8,822,375
Cornerstone OnDemand, Inc. (a)	317,200	10,139,298
Endurance International Group Holdings, Inc. (a)	569,908	10,611,687
Google, Inc., Class A (a)	176,100	99,079,143
Google, Inc., Class C (a)	176,700	98,669,280
HomeAway, Inc. (a)	369,800	11,461,951
Q2 Holdings, Inc. (a)	386,315	7,652,900
Total		246,436,634
IT Services 4.0%
Computer Sciences Corp.	378,000	26,807,760
Fidelity National Information Services, Inc.	252,200	17,046,198
Sabre Corp.	1,975,325	42,983,072
Vantiv, Inc., Class A (a)	355,016	13,132,042

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Visa, Inc., Class A	230,400	$62,509,824
Total		162,478,896
Semiconductors & Semiconductor Equipment 49.8%
Advanced Energy Industries, Inc. (a)(e)	2,172,452	57,830,672
Avago Technologies Ltd.	588,631	75,121,088
Broadcom Corp., Class A	4,607,700	208,406,271
Cavium, Inc. (a)	355,400	24,341,346
Lam Research Corp.	4,275,228	352,535,301
Lattice Semiconductor Corp. (a)(e)	9,076,077	60,991,237
Marvell Technology Group Ltd.	9,757,897	157,297,300
Mattson Technology, Inc. (a)(e)	4,833,747	23,105,311
Maxim Integrated Products, Inc.	3,714,200	127,749,909
Micron Technology, Inc. (a)	696,200	21,352,454
Microsemi Corp. (a)	3,917,096	126,287,175
Qorvo, Inc. (a)	1,484,177	103,001,884
Skyworks Solutions, Inc.	1,393,726	122,299,456
Spansion, Inc., Class A (a)(e)	1,150,421	41,507,190
Synaptics, Inc. (a)(e)	3,078,377	264,586,503
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,417,100	34,761,463
Teradyne, Inc. (e)	11,244,177	217,237,500
Total		2,018,412,060
Application Software 15.1%
King Digital Entertainment PLC	4,181,552	66,026,706
Mobileye NV (a)	188,200	6,677,336
Nuance Communications, Inc. (a)	2,138,494	30,580,464
PTC, Inc. (a)	507,478	17,586,650
salesforce.com, Inc. (a)	524,751	36,407,224
SolarWinds, Inc. (a)	1,207,817	61,272,557
Synopsys, Inc. (a)(e)	7,308,592	339,191,755
Verint Systems, Inc. (a)	920,955	56,063,136
Total		613,805,828
Home Entertainment Software 1.1%
Activision Blizzard, Inc.	1,924,723	44,884,540
Systems Software 6.5%
AVG Technologies NV (a)	750,900	16,947,813
Check Point Software Technologies Ltd. (a)	1,461,249	121,999,679
Fortinet, Inc. (a)	426,000	14,317,860
Red Hat, Inc. (a)	336,000	23,224,320
Rovi Corp. (a)	1,630,900	40,576,792

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Systems Software (continued)
VMware, Inc., Class A (a)	530,573	$45,135,845
Total		262,202,309
Technology Hardware, Storage & Peripherals 10.2%
Apple, Inc.	1,835,200	235,749,792
Electronics for Imaging, Inc. (a)	988,129	40,118,037
Hewlett-Packard Co.	1,008,500	35,136,140
NetApp, Inc.	2,706,150	104,592,698
Total		415,596,667
TOTAL INFORMATION TECHNOLOGY		3,877,990,005
Total Common Stocks (Cost: $2,654,659,787)		$4,002,915,399

Issuer	Shares	Value

Convertible Preferred Stocks 0.1%
INFORMATION TECHNOLOGY 0.1%
Technology Hardware, Storage & Peripherals 0.1%
Silver Peak Systems, Inc. (a)(b)(d)	2,620,545	$2,227,463
TOTAL INFORMATION TECHNOLOGY		2,227,463
Total Convertible Preferred Stocks (Cost: $10,041,773)		$2,227,463

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.118% (e)(f)	41,881,142	$41,881,142
Total Money Market Funds (Cost: $41,881,142)		$41,881,142
Total Investments
(Cost: $2,706,582,702) (g)		$4,047,024,004(h)
Other Assets & Liabilities, Net		8,681,620
Net Assets		$4,055,705,624

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2015 was $2,227,463, which represents 0.05% of net assets.  Information concerning such security holdings at February 28, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	09-10-1999	1,000,844
Hanei Corp.	09-10-1999	—
Silver Peak Systems, Inc.	01-14-2008	10,041,774

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $2,227,463, which represents 0.05% of net assets.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,035,079	833,338,310	(797,492,247)	—	41,881,142	55,987	41,881,142
Advanced Energy Industries, Inc.*	—	44,852,558	—	—	44,852,558	—	57,830,672
Lattice Semiconductor Corp.*	19,800,637	38,222,971	—	—	58,023,608	—	60,991,237
Mattson Technology, Inc.*	4,171,931	8,045,865	—	—	12,217,796	—	23,105,311
Spansion, Inc., Class A*	68,991,664	1,809,941	(110,834,683)	52,832,824	12,799,746	—	41,507,190
Synaptics, Inc.	125,627,871	78,202,329	(63,600,580)	17,965,262	158,194,882	—	264,586,503
Synopsys, Inc.*	179,203,785	30,930,268	(44,219,050)	5,593,227	171,508,230	—	339,191,755
Teradyne, Inc.	183,634,319	16,455,257	(24,447,340)	1,952,749	177,594,985	2,031,118	217,237,500
Total	587,465,286	1,051,857,499	(1,040,593,900)	78,344,062	677,072,947	2,087,105	1,046,331,310

* Issuer was not an affiliate for the entire period ended February 28, 2015.

(f)	The rate shown is the seven-day current annualized yield at February 28, 2015.

(g)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $2,706,583,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,361,644,000
Unrealized Depreciation	(21,203,000)
Net Unrealized Appreciation	$1,340,441,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	124,925,394	—	—		124,925,394
Financials	—	—	0	(a)	0	(a)
Information Technology	3,877,990,005	—	—		3,877,990,005
Convertible Preferred Stocks
Information Technology	—	—	2,227,463		2,227,463
Total Equity Securities	4,002,915,399	—	2,227,463		4,005,142,862
Mutual Funds
Money Market Funds	41,881,142	—	—		41,881,142
Total Mutual Funds	41,881,142	—	—		41,881,142
Total	4,044,796,541	—	2,227,463		4,047,024,004

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks and convertible preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

Portfolio of Investments

Columbia Small/Mid Cap Value Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 14.9%
Auto Components 2.7%
American Axle & Manufacturing Holdings, Inc. (a)	570,000	$14,204,400
Motorcar Parts of America, Inc. (a)	160,000	4,200,000
Tenneco, Inc. (a)	220,000	12,812,800
Total		31,217,200
Diversified Consumer Services 2.0%
Houghton Mifflin Harcourt Co. (a)	515,000	10,186,700
Nord Anglia Education, Inc. (a)	610,000	13,060,100
Total		23,246,800
Hotels, Restaurants & Leisure 3.9%
Bloomin’ Brands, Inc.	325,000	8,372,000
Dave & Buster’s Entertainment, Inc. (a)	230,000	7,176,000
Del Frisco’s Restaurant Group, Inc. (a)	190,000	3,817,100
Intrawest Resorts Holdings, Inc. (a)	475,000	4,484,000
Penn National Gaming, Inc. (a)	211,000	3,437,190
Red Robin Gourmet Burgers, Inc. (a)	90,000	7,512,300
Sonic Corp.	330,000	10,490,700
Total		45,289,290
Household Durables 3.0%
D.R. Horton, Inc.	475,000	12,972,250
Helen of Troy Ltd. (a)	185,000	14,174,700
KB Home	550,000	7,672,500
Total		34,819,450
Multiline Retail 0.5%
JCPenney Co., Inc. (a)	700,000	5,950,000
Specialty Retail 2.8%
Best Buy Co., Inc.	375,000	14,287,500
Sonic Automotive, Inc., Class A	450,000	11,128,500
TravelCenters of America LLC (a)	570,845	7,792,034
Total		33,208,034
TOTAL CONSUMER DISCRETIONARY		173,730,774
CONSUMER STAPLES 1.6%
Food & Staples Retailing 0.9%
Rite Aid Corp. (a)	1,350,000	10,773,000
Food Products 0.7%
TreeHouse Foods, Inc. (a)	102,000	8,523,120
TOTAL CONSUMER STAPLES		19,296,120

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 5.4%
Energy Equipment & Services 2.4%
Helix Energy Solutions Group, Inc. (a)	490,000	$7,565,600
Patterson-UTI Energy, Inc.	550,000	10,276,750
Weatherford International PLC (a)	810,000	10,278,900
Total		28,121,250
Oil, Gas & Consumable Fuels 3.0%
Aegean Marine Petroleum Network, Inc.	500,000	7,330,000
Delek U.S. Holdings, Inc.	320,000	11,929,600
Gulfport Energy Corp. (a)	217,000	9,940,770
Matador Resources Co. (a)	285,000	6,173,100
Total		35,373,470
TOTAL ENERGY		63,494,720
FINANCIALS 31.4%
Banks 8.8%
Comerica, Inc.	295,000	13,505,100
East West Bancorp, Inc.	370,000	14,781,500
Huntington Bancshares, Inc.	1,425,000	15,589,500
Prosperity Bancshares, Inc.	154,000	7,966,420
SVB Financial Group (a)	120,000	14,748,000
Texas Capital Bancshares, Inc. (a)	170,000	7,893,100
Umpqua Holdings Corp.	825,000	13,645,500
Zions Bancorporation	540,000	14,436,900
Total		102,566,020
Capital Markets 2.8%
Affiliated Managers Group, Inc. (a)	54,000	11,686,680
E*TRADE Financial Corp. (a)	345,000	8,982,075
Lazard Ltd., Class A	250,000	12,720,000
Total		33,388,755
Insurance 6.9%
American Equity Investment Life Holding Co.	405,000	11,538,450
Amtrust Financial Services, Inc.	225,000	12,127,500
Assured Guaranty Ltd.	610,000	16,177,200
CNO Financial Group, Inc.	375,000	6,097,500
FNF Group	265,000	9,730,800
Hartford Financial Services Group, Inc. (The)	315,000	12,902,400
XL Group PLC	325,000	11,765,000
Total		80,338,850
Real Estate Investment Trusts (REITs) 9.8%
Alexandria Real Estate Equities, Inc.	120,000	11,509,200
American Assets Trust, Inc.	310,000	12,716,200
CubeSmart	555,000	12,876,000

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Geo Group, Inc. (The)	335,000	$14,455,250
Highwoods Properties, Inc.	290,000	13,226,900
Kilroy Realty Corp.	185,000	13,684,450
QTS Realty Trust Inc., Class A	375,000	13,428,750
RLJ Lodging Trust	350,000	11,133,500
Tanger Factory Outlet Centers, Inc.	320,000	11,344,000
Total		114,374,250
Thrifts & Mortgage Finance 3.1%
EverBank Financial Corp.	800,000	14,384,000
MGIC Investment Corp. (a)	1,150,000	10,499,500
Radian Group, Inc.	725,000	11,462,250
Total		36,345,750
TOTAL FINANCIALS		367,013,625
HEALTH CARE 9.3%
Health Care Equipment & Supplies 2.3%
Globus Medical, Inc., Class A (a)	515,000	12,504,200
Teleflex, Inc.	115,000	13,994,350
Total		26,498,550
Health Care Providers & Services 5.9%
Healthways, Inc. (a)	510,000	11,413,800
Kindred Healthcare, Inc.	690,000	14,641,800
LifePoint Hospitals, Inc. (a)	185,000	13,312,600
Omnicare, Inc.	200,000	15,348,000
VCA, Inc. (a)	265,000	14,119,200
Total		68,835,400
Pharmaceuticals 1.1%
Catalent, Inc. (a)	465,000	13,006,050
TOTAL HEALTH CARE		108,340,000
INDUSTRIALS 13.3%
Airlines 2.2%
Alaska Air Group, Inc.	170,000	10,820,500
JetBlue Airways Corp. (a)	535,000	9,196,650
United Continental Holdings, Inc. (a)	78,000	5,084,040
Total		25,101,190
Commercial Services & Supplies 2.3%
Deluxe Corp.	215,000	14,308,250
Steelcase, Inc., Class A	685,000	12,823,200
Total		27,131,450

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering 0.9%
Tutor Perini Corp. (a)	450,000	$10,471,500
Machinery 2.4%
Trinity Industries, Inc.	365,000	12,271,300
Wabash National Corp. (a)	1,100,000	16,115,000
Total		28,386,300
Professional Services 2.7%
On Assignment, Inc. (a)	240,000	9,170,400
Towers Watson & Co.	120,000	15,780,000
TrueBlue, Inc. (a)	295,538	6,800,330
Total		31,750,730
Road & Rail 1.1%
Swift Transportation Co. (a)	465,000	13,150,200
Trading Companies & Distributors 1.7%
Neff Corp. Class A (a)(b)	548,349	5,730,247
United Rentals, Inc. (a)	150,000	13,959,000
Total		19,689,247
TOTAL INDUSTRIALS		155,680,617
INFORMATION TECHNOLOGY 8.8%
Communications Equipment 0.8%
F5 Networks, Inc. (a)	77,000	9,094,855
Internet Software & Services 0.9%
Endurance International Group Holdings, Inc. (a)	590,580	10,996,600
IT Services 0.6%
Unisys Corp. (a)	315,000	7,131,600
Semiconductors & Semiconductor Equipment 4.8%
Fairchild Semiconductor International, Inc. (a)	670,000	11,684,800
Integrated Device Technology, Inc. (a)	525,000	10,836,000
Kulicke & Soffa Industries, Inc. (a)	815,000	13,040,000
Skyworks Solutions, Inc.	147,000	12,899,250
SunEdison, Inc. (a)	345,000	7,638,300
Total		56,098,350
Software 1.7%
Autodesk, Inc. (a)	105,000	6,745,200

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Mentor Graphics Corp.	540,000	$12,668,400
Total		19,413,600
TOTAL INFORMATION TECHNOLOGY		102,735,005
MATERIALS 6.8%
Chemicals 1.7%
Axiall Corp.	260,000	12,040,600
Orion Engineered Carbons SA	500,000	8,230,000
Total		20,270,600
Containers & Packaging 1.1%
Rock-Tenn Co., Class A	190,000	13,041,600
Metals & Mining 1.5%
Carpenter Technology Corp.	135,000	5,718,600
Constellium NV (a)	425,000	8,036,750
Steel Dynamics, Inc.	170,000	3,097,400
Total		16,852,750
Paper & Forest Products 2.5%
Boise Cascade Co. (a)	290,000	10,326,900
Clearwater Paper Corp. (a)	147,371	8,998,473
KapStone Paper and Packaging Corp.	280,000	9,648,800
Total		28,974,173
TOTAL MATERIALS		79,139,123
UTILITIES 5.2%
Electric Utilities 1.3%
UIL Holdings Corp.	285,000	14,406,750

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 2.4%
South Jersey Industries, Inc.	260,000	$14,736,800
Southwest Gas Corp.	235,000	13,456,100
Total		28,192,900
Independent Power and Renewable Electricity Producers 1.5%
Dynegy, Inc. (a)	185,000	5,155,950
NRG Energy, Inc.	530,000	12,709,400
Total		17,865,350
TOTAL UTILITIES		60,465,000
Total Common Stocks (Cost: $915,732,738)		$1,129,894,984

	Shares	Value

Exchange-Traded Funds 0.3%
SPDR S&P 500 ETF Trust	15,000	3,159,900
Total Exchange-Traded Funds (Cost: $2,998,950)		$3,159,900

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	27,974,379	$27,974,379
Total Money Market Funds (Cost: $27,974,379)		$27,974,379
Total Investments
(Cost: $946,706,067) (d)		$1,161,029,263(e)
Other Assets & Liabilities, Net		7,304,591
Net Assets		$1,168,333,854

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	39,035,428	385,530,244	(396,591,293)	27,974,379	29,103	27,974,379
Neff Corp. Class A *	—	8,225,235	—	8,225,235	—	5,730,247
Total	39,035,428	393,755,479	(396,591,293)	36,199,614	29,103	33,704,626

* Issuer was not an affiliate for the entire period ended February 28, 2015.

(c)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(d)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $946,706,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$236,672,000
Unrealized Depreciation	(22,349,000)
Net Unrealized Appreciation	$214,323,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	173,730,774	—	—	173,730,774
Consumer Staples	19,296,120	—	—	19,296,120
Energy	63,494,720	—	—	63,494,720
Financials	367,013,625	—	—	367,013,625
Health Care	108,340,000	—	—	108,340,000
Industrials	155,680,617	—	—	155,680,617
Information Technology	102,735,005	—	—	102,735,005
Materials	79,139,123	—	—	79,139,123
Utilities	60,465,000	—	—	60,465,000
Exchange-Traded Funds	3,159,900	—	—	3,159,900
Total Equity Securities	1,133,054,884	—	—	1,133,054,884
Mutual Funds
Money Market Funds	27,974,379	—	—	27,974,379
Total Mutual Funds	27,974,379	—	—	27,974,379
Total	1,161,029,263	—	—	1,161,029,263

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

February 28, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 101.8%
Federal Home Loan Mortgage Corp. (b)
06/01/15	7.500%	$2,825	$2,845
12/01/16- 08/01/34	6.500%	853,896	967,762
04/01/17	7.000%	47,687	49,626
10/01/17- 06/01/31	8.000%	168,259	193,440
01/01/20	10.500%	11,880	11,961
10/01/24- 04/01/40	5.000%	21,080,671	23,569,623
01/01/30- 06/01/33	5.500%	11,585,250	12,974,080
04/01/33- 11/01/37	6.000%	4,528,741	5,156,028
07/01/39- 07/01/40	4.500%	20,012,204	22,058,728
04/01/41- 08/01/44	4.000%	32,635,360	35,274,538
01/01/42- 12/01/44	3.500%	216,820,596	228,439,592
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 4119 Class SP
10/15/42	2.473%	5,082,467	4,846,289
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.828%	21,217,131	4,810,738
CMO IO Series 264 Class S1
07/15/42	5.778%	20,867,533	4,680,226
CMO IO Series 2957 Class SW
04/15/35	5.828%	3,171,506	559,591
CMO IO Series 311 Class S1
08/15/43	5.778%	64,310,288	13,523,365
CMO IO Series 318 Class S1
11/15/43	5.778%	14,371,780	3,283,933
CMO IO Series 3280 Class SI
02/15/37	6.268%	2,430,634	300,711
CMO IO Series 336 Class 30
08/15/44	5.878%	14,229,891	3,735,457
CMO IO Series 3453 Class W
12/15/32	7.234%	9,604,806	1,949,136
CMO IO Series 3630 Class AI
03/15/17	1.931%	398,132	10,726
CMO IO Series 3761 Class KS
06/15/40	5.828%	2,908,442	341,019
CMO IO Series 3913 Class SW
09/15/40	6.428%	8,586,984	1,374,541
CMO IO Series 4068 Class GI
09/15/36	1.867%	25,481,880	1,993,126
CMO IO Series 4094 Class SY
08/15/42	5.908%	21,417,766	4,202,451
CMO IO Series 4107 Class KS
06/15/38	1.841%	18,849,326	1,515,458
CMO IO Series 4174 Class SB
05/15/39	6.028%	21,421,047	3,349,412
CMO IO Series 4175 Class ES
06/15/38	5.978%	10,526,708	1,475,099
CMO IO Series 4183 Class AS
04/15/39	5.978%	9,916,827	1,535,996

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
CMO IO Series 4223 Class DS
12/15/38	5.928%	$6,519,706	$1,056,185
CMO IO Series 4286 Class NS
12/15/43	5.728%	7,610,967	1,892,006
Federal Home Loan Mortgage Corp. (b)(d)
CMO IO Series 304 Class C69
12/15/42	4.000%	9,092,637	1,961,749
CMO IO Series 329 Class C5
06/15/43	3.500%	12,830,418	2,549,821
CMO IO Series 3786 Class PI
12/15/37	4.500%	6,507,452	504,618
CMO IO Series 3800 Class HI
01/15/40	4.500%	6,721,134	905,861
CMO IO Series 3807 Class NI
11/15/35	4.500%	20,061,393	1,097,471
CMO IO Series 4098 Class AI
05/15/39	3.500%	12,931,092	2,162,271
CMO IO Series 4120 Class AI
11/15/39	3.500%	14,716,220	1,529,804
CMO IO Series 4121 Class IA
01/15/41	3.500%	13,241,253	2,632,611
CMO IO Series 4121 Class MI
10/15/42	4.000%	8,773,369	2,181,533
CMO IO Series 4122 Class JI
12/15/40	4.000%	11,028,708	1,684,783
CMO IO Series 4139 Class CI
05/15/42	3.500%	8,602,439	1,199,856
CMO IO Series 4147 Class CI
01/15/41	3.500%	15,274,210	2,178,003
CMO IO Series 4148 Class BI
02/15/41	4.000%	11,210,668	1,416,366
CMO IO Series 4177 Class IY
03/15/43	4.000%	19,664,985	4,602,409
CMO IO Series 4182 Class DI
05/15/39	3.500%	28,541,921	4,228,143
CMO IO Series 4213 Class DI
06/15/38	3.500%	19,431,200	2,344,376
CMO IO Series 4215 Class IL
07/15/41	3.500%	16,502,487	2,045,581
Federal Home Loan Mortgage Corp. (b)(e)
03/12/45	4.000%	9,500,000	10,157,964
03/12/45	4.500%	18,300,000	19,845,206
Federal National Mortgage Association (b)
11/01/15	8.000%	119	120
08/01/16- 10/01/37	6.500%	10,913,308	12,641,632
01/01/17- 09/01/28	7.500%	225,092	252,911
11/01/22- 09/01/38	6.000%	9,583,656	10,989,627
03/01/23- 04/01/41	5.500%	31,648,266	36,044,275
06/01/25- 06/01/44	4.500%	198,357,474	217,780,851
02/01/27- 06/01/43	3.000%	185,176,650	190,250,770
05/01/27	2.500%	20,235,735	20,782,977

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
04/01/29- 09/01/41	5.000%	$83,496,295	$93,471,472
10/01/31	9.500%	87,265	93,323
11/01/37	8.500%	35,254	38,802
11/01/40- 10/01/44	4.000%	94,134,259	101,603,997
03/01/42- 12/01/44	3.500%	127,260,907	134,207,453
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2003-117 Class KS
08/25/33	6.929%	4,399,033	298,580
CMO IO Series 2006-5 Class N1
08/25/34	1.897%	18,848,167	554,195
CMO IO Series 2006-5 Class N2
02/25/35	1.933%	72,824,076	3,492,577
CMO IO Series 2007-54 Class DI
06/25/37	5.929%	22,556,587	4,591,310
CMO IO Series 2012-80 Class DS
06/25/39	6.479%	11,074,151	1,909,116
CMO IO Series 2012-97 Class SB
09/25/42	5.829%	11,636,100	2,321,460
CMO IO Series 2013-13 Class SA
03/25/43	5.979%	22,440,859	5,452,269
CMO IO Series 2013-97 Class SB
06/25/32	5.929%	16,085,412	2,697,730
Federal National Mortgage Association (b)(d)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	10,401,374	1,944,569
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	46,266,255	6,636,358
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	14,753,604	1,825,946
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	11,222,014	1,291,043
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	8,896,288	1,192,313
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	32,138,877	4,455,236
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	7,666,626	1,037,402
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	19,399,425	2,500,941
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	8,041,132	1,363,817
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	6,503,769	886,014
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	21,243,038	4,050,489
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	25,100,855	3,530,639
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	11,873,734	1,578,025
Federal National Mortgage Association (b)(e)
03/18/30- 03/12/45	3.000%	67,250,000	69,526,190
03/18/30- 03/12/45	3.500%	135,750,000	143,134,457
03/12/45	4.000%	161,000,000	172,133,520

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
03/12/45	5.000%	$7,000,000	$7,763,984
Federal National Mortgage Association (b)(f)
08/01/38	5.500%	5,531,656	6,311,662
Government National Mortgage Association (b)
03/15/30	7.000%	34,143	34,541
12/15/31- 02/15/32	6.500%	249,465	292,215
12/15/32- 11/20/41	6.000%	10,863,209	12,474,795
09/15/33- 08/20/40	5.000%	29,291,137	32,822,170
Government National Mortgage Association (b)(d)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	13,271,691	2,315,315
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	17,494,447	2,281,147
Government National Mortgage Association (b)(e)
03/23/45	3.000%	65,000,000	66,729,104
03/23/45	3.500%	82,000,000	85,997,500
Vendee Mortgage Trust (b)(c)(d)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.366%	2,353,862	23,627
CMO IO Series 1998-3 Class IO
03/15/29	0.130%	2,913,515	3,472

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,904,033,249)			$1,923,974,052

Residential Mortgage-Backed Securities - Non-Agency 11.8%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A (b)(g)(h)
08/25/54	3.850%	11,805,993	11,805,993
ASG Resecuritization Trust (b)(c)(g)
CMO Series 2013-2 Class 1A60
12/28/35	2.665%	4,681,506	4,630,136
CMO Series 2013-2 Class 2A70
11/28/35	2.387%	3,221,302	3,126,663
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(g)
05/25/47	4.000%	10,547,384	10,961,327
BCAP LLC Trust (b)(c)(g)
07/26/36	2.612%	5,363,277	5,357,994
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	4,755,044	4,878,374
CMO Series 2013-RR4 Class 2A1
05/26/47	2.727%	3,285,540	3,295,304
CMO Series 2014-RR3 Class 3A1
07/26/36	0.307%	3,465,904	3,231,320
Series 2012-RR10 Class 2A1
09/26/36	2.621%	6,952,749	7,000,723
Series 2013-RR1 Class 10A1
10/26/36	3.000%	7,968,680	8,013,296

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (b)(g)
08/27/37	6.000%	$1,233,037	$1,280,106
CAM Mortgage Trust CMO Series 2014-2 Class A (b)(c)(g)
05/15/48	2.600%	548,172	548,165
Citigroup Mortgage Loan Trust, Inc. (b)(c)(g)
CMO Series 2009-11 Class 1A2
02/25/37	2.528%	710,201	580,032
CMO Series 2009-9 Class 1A3
04/25/34	2.615%	2,489,441	2,166,593
CMO Series 2010-7 Class 3A4
12/25/35	5.972%	3,000,000	3,160,541
CMO Series 2013-5 Class 3A1
08/25/37	2.563%	8,571,620	8,640,630
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	4,029,317	3,925,701
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	4,502,997	4,588,532
CMO Series 2014-A Class B2
01/25/35	5.432%	2,789,664	2,877,480
Citigroup Mortgage Loan Trust CMO Series 2009-9 Class 7A2 (b)(c)(g)
01/25/36	2.472%	2,264,000	2,172,856
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2012-6R Class 1A1
11/26/37	2.609%	1,913,376	1,893,225
Credit Suisse Mortgage Capital Certificates (b)(c)(g)
04/27/37	5.757%	2,898,526	3,014,517
CMO Series 2013-2R Class 1A5
05/27/36	4.152%	5,818,000	5,638,637
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	4,900,672	4,878,776
CMO Series 2014-RPL4 Class A2
08/25/62	3.744%	7,000,000	6,684,044
Series 2012-11 Class 3A2
06/29/47	1.170%	9,499,870	8,985,604
Credit Suisse Mortgage Capital Certificates (b)(c)(g)(h)
CMO Series 2015-RPL1 Class A2
02/25/57	3.743%	7,000,000	6,741,140
Credit Suisse Mortgage Capital Certificates (b)(g)
CMO Series 2009-12R Class 11A1
08/27/37	6.000%	1,676,626	1,712,085
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	5,000,000	5,016,370
CMO Series 2010-9R Class 2A5
02/27/38	4.000%	2,000,000	1,920,208
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	5,000,000	5,010,425
Credit Suisse Securities (USA) LLC (b)(c)(g)
02/25/54	3.061%	16,385,026	16,161,315
Credit Suisse Securities (USA) LLC (b)(g)
CMO Series 2014-5R Class 5A2
07/27/37	3.250%	2,771,314	2,666,304
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	5,535,766	5,365,766
CMO Series 2014-RPL1 Class A3

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
02/25/54	3.958%	$5,500,000	$5,519,454
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 (b)
04/25/33	5.500%	443,599	444,472
GCAT Series 2013-RP1 Class A1 (b)(c)(g)
06/25/18	3.500%	1,927,564	1,924,144
Jefferies Resecuritization Trust (b)(g)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	2,063,121	2,136,876
Series 2014-R1 Class 1A1
12/27/37	4.000%	2,555,700	2,555,365
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B (b)(c)(g)
09/26/36	2.614%	5,027,535	4,934,526
NRPL Trust (b)(c)(g)(h)
Series 2013-1A Class A
08/25/57	4.000%	12,558,718	12,495,924
Series 2014-1A Class A1
05/25/48	3.250%	4,774,115	4,774,115
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (b)(c)(d)(g)
01/25/54	2.241%	73,152,702	5,257,192
RBSSP Resecuritization Trust (b)(c)(g)
CMO Series 2009-12 Class 9A1
03/25/36	2.569%	2,048,796	2,025,696
CMO Series 2012-1 Class 5A2
12/27/35	5.179%	5,534,879	4,862,065
CMO Series 2012-5 Class 2A1
07/26/36	5.750%	5,782,255	6,063,517
VML LLC CMO Series 2014-NPL1 Class A1 (b)(c)(g)
04/25/54	3.875%	2,913,766	2,916,097

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $219,112,913)			$223,839,625

Commercial Mortgage-Backed Securities - Agency 0.9%
Federal National Mortgage Association (b)
10/01/19	4.420%	4,085,689	4,506,445
10/01/19	4.430%	4,641,509	5,121,888
01/01/20	4.570%	1,044,265	1,162,057
01/01/20	4.600%	1,719,779	1,916,194
05/01/24	5.030%	3,367,096	3,975,610

Total Commercial Mortgage-Backed Securities - Agency (Cost: $14,823,182)			$16,682,194

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 5.4%
American Homes 4 Rent Trust Series 2014-SFR2 Class D (b)(g)
10/17/36	5.149%	$3,000,000	$3,186,876
American Homes 4 Rent (b)
Series 2015-SFR1 Class F
04/17/45	5.885%	1,500,000	1,499,899
American Homes 4 Rent (b)(c)(g)
Series 2014-SFR1 Class E
06/17/31	2.750%	10,250,000	9,887,151
American Homes 4 Rent (b)(e)
Series 2015-SFR1 Class E
04/17/45	5.639%	3,000,000	2,999,774
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(c)(g)
07/05/33	5.176%	6,500,000	6,601,101
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(c)(g)
09/15/26	3.656%	6,928,000	6,950,724
Banc of America Merrill Lynch Re-Remic Trust (b)(c)(g)
Series 2014-FRR7 Class A
10/26/44	2.421%	5,000,000	4,921,211
Series 2014-FRR7 Class B
10/26/44	2.421%	2,000,000	1,900,435
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class AMFX (b)(c)
12/11/49	5.366%	8,200,000	8,573,641
Commercial Mortgage Trust Series 2013-RIA4 Class A1 (b)(c)(g)
11/27/28	3.250%	1,930,100	1,939,071
GS Mortgage Securities Trust Series 2007-GG10 Class AM (b)(c)
08/10/45	5.796%	13,200,000	13,599,313
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM (b)
05/15/47	5.372%	2,000,000	2,080,748
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (b)(c)(d)
12/15/30	1.071%	300,428	5,641
ORES NPL LLC (b)(g)
Series 2013-LV2 Class A
09/25/25	3.081%	2,152,197	2,152,197
Series 2014-LV3 Class A
03/27/24	3.000%	5,300,438	5,300,438
Series 2014-LV3 Class B
03/27/24	6.000%	4,800,000	4,800,000
Rialto Capital Management LLC Series 2014-LT5 Class B (b)(g)
05/15/24	5.000%	7,412,000	7,412,000
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (b)(g)
09/15/24	2.750%	4,582,248	4,582,766
Rialto Real Estate Fund LP (b)
Series 2013-LT3 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
06/20/28	2.500%	$660,886	$660,886
Rialto Real Estate Fund LP (b)(g)
Series 2014-LT5 Class A
05/15/24	2.850%	3,333,510	3,333,510
VFC LLC (b)(g)
Series 2014-2 Class A
07/20/30	2.750%	4,472,139	4,472,227
Series 2014-2 Class B
07/20/30	5.500%	5,000,000	4,999,800

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $102,143,603)			$101,859,409

Asset-Backed Securities - Non-Agency 6.5%
A Voce CLO Ltd. Series 2014-1A Class C
07/15/26	3.753%	3,000,000	2,819,049
ARES CLO Ltd. Series 2014-1A Class B
04/17/26	3.057%	3,250,000	3,182,738
Apidos CDO XVII Series 2014-17A Class A2A
04/17/26	0.000%	6,500,000	6,441,272
Carlyle Global Market Strategies CLO
Series 2013-1A Class B
02/14/25	3.357%	6,300,000	6,317,023
Series 2014-3A Class C1
07/27/26	0.000%	1,500,000	1,466,315
Dryden Senior Loan Fund Series 2014-33A Class C
07/15/26	0.000%	10,266,667	10,123,981
GCAT LLC Series 2014-2 Class A1 (c)(g)
10/25/19	3.721%	5,762,237	5,743,435
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B
04/25/25	2.006%	8,000,000	7,845,272
HLSS Servicer Advance Receivables Trust Series 2013-T1 Class A3 (g)
01/15/48	2.289%	9,460,000	9,294,450
MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4 (c)
10/25/35	0.421%	6,933	6,925
Madison Park Funding XVI Ltd. Series 2015-16A Class A2A (c)(e)(g)
04/20/26	2.508%	13,000,000	13,000,000
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (c)(g)(h)
07/06/38	2.654%	1,458,083	1,458,083
New York Mortgage Trust Residential LLC (c)(g)
Series 2013-RP2A Class A
09/25/18	4.600%	4,429,226	4,492,312

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
New York Mortgage Trust Residential LLC (c)(g)(h)
Series 2013-RP1A Class A
07/25/18	4.250%	$8,621,545	$8,664,652
Nomad CLO Ltd. Series 2013-1A Class B
01/15/25	3.203%	10,000,000	9,795,000
OHA Credit Partners VIII Ltd. Series 2013-8A Class B
04/20/25	1.907%	4,500,000	4,401,612
Symphony CLO Ltd. Series 2014-14A Class D2
07/14/26	0.000%	7,500,000	7,280,685
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (c)(g)
06/25/54	3.125%	3,746,178	3,742,068
Vericrest Opportunity Loan Transferee (c)(g)
Series 2014-3A Class A1
05/26/54	3.250%	3,358,186	3,360,920
Series 2015-NPL4 Class A1
02/25/55	3.500%	12,500,000	12,486,819
Total Asset-Backed Securities - Non-Agency (Cost: $122,133,731)			$121,922,611

Issue Description	Effective Yield	Principal Amount	Value

Repurchase Agreements 4.0%
Tri-Party TD Securities dated 02/27/15, matures 03/02/15, repurchase price $57,000,285 (collateralized by Agency securities - total market value of $76,500,000)
	0.080%	75,000,000	$75,000,000
Total Repurchase Agreements (Cost: $75,000,000)			$75,000,000

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.5%
OTC 5-Year Interest Rate Swap 2(i)
	50,000,000	4.00	08/17/17	$336,650
Put - OTC 3-Year Interest Rate Swap 1(i)
	150,000,000	2.25	03/06/15	15
Put - OTC 3-Year Interest Rate Swap(i)
	500,000,000	2.25	11/02/15	1,371,050
Put - OTC 5-Year Interest Rate Swap 2(i)
	150,000,000	2.75	05/31/17	2,828,385
Put - OTC 5-Year Interest Rate Swap 3(i)
	100,000,000	3.00	05/17/17	1,473,980
Put - OTC 5-Year Interest Rate Swap 1(i)
	244,000,000	2.50	10/30/15	1,264,481
Put - OTC 5-Year Interest Rate Swap 3(i)
	130,000,000	3.25	08/18/17	1,742,078
Total Options Purchased Puts (Cost: $22,976,600)				$9,016,639

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.118% (j)(k)	4,086,998	4,086,998
Total Money Market Funds (Cost: $4,086,998)		$4,086,998
Total Investments
(Cost: $2,464,310,276) (l)		$2,476,381,528(m)
Other Assets & Liabilities, Net		(587,062,389)
Net Assets		$1,889,319,139

Investments in Derivatives Futures Contracts Outstanding at February 28, 2015

At February 28, 2015, securities totaling $2,946,135 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	1,071	USD	127,750,219	06/2015	270,626	—
US 10YR NOTE	1,336	USD	170,736,632	06/2015	—	(45,789)
Total			298,486,851		270,626	(45,789)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(440)	USD	(96,174,377)	06/2015	—	(89,708)

Total Return Swap Contracts Outstanding at February 28, 2015

At February 28, 2015, cash totaling $2,573 were received from broker as collateral to cover open total return equity swap contracts.

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Citibank	Total return based on the Markit IOS FN.30.350.10 Index	Floating rate based on 1-month USD LIBOR	01/12/2041	USD	903,098	9,568	—
JPMorgan Chase Bank, London Branch	Total return based on the Markit IOS FN.30.400.10 Index	Floating rate based on 1-month USD LIBOR	01/12/2041	USD	804,778	10,321	—
Total						19,889	—

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 28, 2015:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
03/12/45 4.500%	10,000,000	03/12/15	10,839,063	10,868,594
03/12/45 3.500%	18,000,000	03/12/15	18,877,500	18,836,015

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security.
(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $357,101,262 or 18.90% of net assets.

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2015, the value of these securities amounted to $45,939,907, which represents 2.43% of net assets.

(i)	Purchased swaption contracts outstanding at February 28, 2015:
At February 28, 2015, securities and cash totaling $8,945,602 were received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.250	03/10/2018	150,000,000	2,321,250	15
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/04/2018	500,000,000	4,745,000	1,371,050
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	08/22/2022	130,000,000	3,438,500	1,742,078
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.750	06/02/2022	150,000,000	4,890,000	2,828,385
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	08/21/2022	50,000,000	1,101,250	336,650
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.500	11/03/2020	244,000,000	2,964,600	1,264,481
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.000	05/17/2022	100,000,000	3,516,000	1,473,980
Total							22,976,600	9,016,639

(j)	The rate shown is the seven-day current annualized yield at February 28, 2015.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,565,091	469,426,857	(466,904,950)	4,086,998	6,889	4,086,998

(l)

At February 28, 2015, the cost of securities for federal income tax purposes was approximately $2,464,310,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$45,219,000
Unrealized Depreciation	(33,147,000)
Net Unrealized Appreciation	$12,072,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,923,974,052	—	1,923,974,052
Residential Mortgage-Backed Securities - Non-Agency	—	154,390,222	69,449,403	223,839,625
Commercial Mortgage-Backed Securities - Agency	—	16,682,194	—	16,682,194
Commercial Mortgage-Backed Securities - Non-Agency	—	99,046,326	2,813,083	101,859,409
Asset-Backed Securities - Non-Agency	—	99,313,056	22,609,555	121,922,611
Total Bonds	—	2,293,405,850	94,872,041	2,388,277,891
Short-Term Securities
Repurchase Agreements	—	75,000,000	—	75,000,000
Total Short-Term Securities	—	75,000,000	—	75,000,000
Other
Options Purchased Puts	—	9,016,639	—	9,016,639
Total Other	—	9,016,639	—	9,016,639
Mutual Funds
Money Market Funds	4,086,998	—	—	4,086,998
Total Mutual Funds	4,086,998	—	—	4,086,998
Investments in Securities	4,086,998	2,377,422,489	94,872,041	2,476,381,528
Forward Sale Commitments Liability	—	(29,704,609)	—	(29,704,609)
Derivatives
Assets
Futures Contracts	270,626	—	—	270,626
Swap Contracts	—	19,889	—	19,889
Liabilities
Futures Contracts	(135,497)	—	—	(135,497)
Total	4,222,127	2,347,737,769	94,872,041	2,446,831,937

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of May 31, 2014	105,818,531	5,783,840	56,279,826	167,882,197
Increase (decrease) in accrued discounts/premiums	(5,742)	5,162	(7,680)	(8,260)
Realized gain (loss)	—	165,825	412,347	578,172
Change in unrealized appreciation (depreciation)(a)	234,340	(78,265)	(629,976)	(473,901)
Sales	(19,430,606)	(6,969,279)	(44,085,741)	(70,485,626)
Purchases	27,014,342	461,976	23,896,279	51,372,597
Transfers into Level 3	—	3,443,824	—	3,443,824
Transfers out of Level 3	(44,181,462)	—	(13,255,500)	(57,436,962)
Balance as of February 28, 2015	69,449,403	2,813,083	22,609,555	94,872,041

(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2015 was $224,228, which is comprised of Residential Mortgage-Backed Securities – Non-Agency of $327,323, Commercial Mortgage-Backed Securities – Non-Agency of $(317) and Asset-Backed Securities – Non-Agency of $(102,778).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2015